(LOGO)

                                                       DEUTSCHE ASSET MANAGEMENT

                               [GRAPHIC OMITTED]

MUTUAL FUND
   SEMI-ANNUAL REPORT
                                                                  April 30, 2001

                                                                  Class A Shares

Total Return US Treasury Fund

                                                                          (LOGO)

                                                             A Member of the
                                                             DEUTSCHE BANK GROUP

                                                               [GRAPHIC OMITTED]

Total Return US Treasury Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ..................................     3
              ECONOMIC OUTLOOK ........................................     5
              PERFORMANCE .............................................     7

              TOTAL RETURN US TREASURY FUND
                 Schedule of Investments ..............................     9
                 Statement of Assets and Liabilities ..................    10
                 Statement of Operations ..............................    11
                 Statements of Changes in Net Assets ..................    12
                 Financial Highlights .................................    13
                 Notes to Financial Statements ........................    14

                           --------------------------

The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.

                           --------------------------

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to report on the progress of your fund for the period ended April 30, 2001. For the past 12 months, the Fund has recorded a total return of 8.94%. Since its inception on August 10, 1988, the Fund has produced a cumulative total return of 165.94%, which translates into an average annual total return of 7.99%. 1 These figures assume the reinvestment of dividend and capital gain distributions and exclude the impact of any sales charge.

PORTFOLIO MANAGEMENT
The portfolio's average maturity is 12.1 years. The emphasis is on the ten year plus sector of the treasury market because 1) ISI expects interest rates to decline resulting in capital gains for the portfolio's long maturities (please see our Economic Outlook that follows this letter), 2) ISI believes the ten year plus sector of the market has good relative value and 3) ISI expects the Federal Reserve will continue lowering its Benchmark Federal Funds rate driving investors from money market funds, etc. into longer maturity, higher yielding mutual funds.

The ten year plus sector has good relative value when compared to long intermediate issues. For example, the yield increase available when moving from the ten-year sector to longer issues has become significant recently. Please see the graph in the next column.

HISTORICAL YIELD SPREAD --
10 YEAR VS 20 YEAR US TREASURIES

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Basis Points

           4/28/00           7.7584
            5/5/00           7.3247
           5/12/00           7.8367
           5/19/00           10.019
           5/26/00            9.411
            6/2/00            14.93
            6/9/00           11.648
           6/16/00           21.777
           6/23/00           18.853
           6/30/00           20.954
            7/7/00           21.692
           7/14/00           12.361
           7/21/00           11.202
           7/28/00           8.1568
            8/4/00           11.286
           8/11/00           23.043
           8/18/00           21.351
           8/25/00           21.865
            9/1/00           25.546
            9/8/00           24.014
           9/15/00           30.987
           9/22/00           31.546
           9/29/00           32.203
           10/6/00           26.613
          10/13/00           32.423
          10/20/00           31.081
          10/27/00           24.852
           11/3/00           25.572
          11/10/00            28.23
          11/17/00           26.164
          11/24/00           23.841
           12/1/00           30.575
           12/8/00           35.842
          12/15/00           40.308
          12/22/00           52.843
          12/29/00           48.645
            1/5/01           55.817
           1/12/01           47.994
           1/19/01           48.691
           1/26/01           48.151
            2/2/01           46.749
            2/9/01            53.69
           2/16/01           55.544
           2/23/01           56.104
            3/2/01            59.91
            3/9/01           57.286
           3/16/01            64.33
           3/23/01           63.542
           3/30/01           67.206
            4/6/01           67.696
           4/13/01            60.14
           4/20/01           63.832
           4/27/01           60.505
            5/4/01           57.715

Source: Bloomberg

Also helping to move interest rates lower, ISI expects the Federal Reserve to drop its Federal Funds Benchmark rate by another 75 basis points, ie, from today's 4.50% to 3.75% within the next three months. This will likely push money market fund interest rates in the mid to low 3% range, down from the 6% range at the start of this year.

--------------------------------------------------------------------------------
1 THE FUND'S AVERAGE ANNUAL TOTAL RETURNS, FOR CLASS A SHARES, AS OF APRIL 30,
  2001, INCLUDING THE 4.50% MAXIMUM SALES CHARGE WERE: ONE-YEAR 4.04%, FIVE-YEARS 6.22%, TEN-YEARS 7.20%. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MONEY MARKET FUNDS AND SMALL CDS 1

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Billions of $ invested

          7-Jan-85          1057.60
           1/14/85          1059.70
           1/21/85          1059.60
           1/28/85          1059.50
            2/4/85          1058.20
           2/11/85          1057.70
           2/18/85          1058.50
           2/25/85          1058.20
            3/4/85          1057.70
           3/11/85          1057.60
           3/18/85          1058.10
           3/25/85          1059.50
            4/1/85          1061.00
            4/8/85          1060.00
           4/15/85          1058.90
           4/22/85          1060.80
           4/29/85          1061.10
            5/6/85          1061.80
           5/13/85          1062.20
           5/20/85          1062.80
           5/27/85          1063.00
            6/3/85          1063.90
           6/10/85          1065.10
           6/17/85          1065.90
           6/24/85          1067.70
            7/1/85          1068.10
            7/8/85          1066.30
           7/15/85          1065.50
           7/22/85          1063.30
           7/29/85          1061.90
            8/5/85          1060.70
           8/12/85          1060.70
           8/19/85          1060.20
           8/26/85          1059.40
            9/2/85          1059.00
            9/9/85          1058.30
           9/16/85          1058.00
           9/23/85          1057.60
           9/30/85          1058.90
           10/7/85          1058.80
          10/14/85          1058.10
          10/21/85          1057.40
          10/28/85          1056.80
           11/4/85          1056.00
          11/11/85          1056.10
          11/18/85          1056.10
          11/25/85          1057.20
           12/2/85          1058.30
           12/9/85          1059.80
          12/16/85          1060.30
          12/23/85          1061.30
          12/30/85          1062.00
            1/6/86          1064.10
           1/13/86          1065.80
           1/20/86          1067.40
         27-Jan-86          1069.70
          3-Feb-86          1070.10
         10-Feb-86          1070.70
         17-Feb-86          1071.70
         24-Feb-86          1071.90
          3-Mar-86          1073.40
         10-Mar-86          1075.70
         17-Mar-86          1078.20
         24-Mar-86          1079.90
         31-Mar-86          1083.80
          7-Apr-86          1083.30
         14-Apr-86          1084.80
         21-Apr-86          1086.00
         28-Apr-86          1086.80
          5-May-86          1086.50
         12-May-86          1087.20
         19-May-86          1086.60
         26-May-86          1086.30
          2-Jun-86          1084.90
          9-Jun-86          1084.50
         16-Jun-86          1085.00
         23-Jun-86          1085.70
         30-Jun-86          1085.30
          7-Jul-86          1085.60
         14-Jul-86          1085.30
         21-Jul-86          1085.30
         28-Jul-86          1085.20
          4-Aug-86          1084.60
         11-Aug-86          1084.90
         18-Aug-86          1082.40
         25-Aug-86          1081.30
          1-Sep-86          1080.20
          8-Sep-86          1080.20
         15-Sep-86          1079.90
         22-Sep-86          1081.50
         29-Sep-86          1082.70
          6-Oct-86          1081.50
         13-Oct-86          1079.70
         20-Oct-86          1077.20
         27-Oct-86          1075.70
          3-Nov-86          1073.40
         10-Nov-86          1070.10
         17-Nov-86          1069.20
         24-Nov-86          1068.70
          1-Dec-86          1067.10
          8-Dec-86          1066.10
         15-Dec-86          1066.40
         22-Dec-86          1067.50
         29-Dec-86          1067.30
          5-Jan-87          1069.40
         12-Jan-87          1068.30
         19-Jan-87          1065.20
         26-Jan-87          1064.60
          2-Feb-87          1062.60
          9-Feb-87          1062.70
         16-Feb-87          1063.30
         23-Feb-87          1061.60
          2-Mar-87          1061.10
          9-Mar-87          1061.00
         16-Mar-87          1060.30
         23-Mar-87          1058.90
         30-Mar-87          1058.70
          6-Apr-87          1057.50
         13-Apr-87          1057.50
         20-Apr-87          1058.30
         27-Apr-87          1058.70
          4-May-87          1059.20
         11-May-87          1057.70
         18-May-87          1058.00
         25-May-87          1059.50
          1-Jun-87          1061.50
          8-Jun-87          1065.40
         15-Jun-87          1065.50
         22-Jun-87          1066.00
         29-Jun-87          1067.80
          6-Jul-87          1071.30
         13-Jul-87          1073.10
         20-Jul-87          1074.00
         27-Jul-87          1077.00
          3-Aug-87          1079.20
         10-Aug-87          1082.80
         17-Aug-87          1084.60
         24-Aug-87          1086.50
         31-Aug-87          1088.00
          7-Sep-87          1092.10
         14-Sep-87          1095.20
         21-Sep-87          1097.20
         28-Sep-87          1098.30
          5-Oct-87          1101.50
         12-Oct-87          1105.00
         19-Oct-87          1108.40
         26-Oct-87          1117.00
          2-Nov-87          1120.70
          9-Nov-87          1125.60
         16-Nov-87          1129.60
         23-Nov-87          1132.30
         30-Nov-87          1133.90
          7-Dec-87          1138.50
         14-Dec-87          1142.30
         21-Dec-87          1146.00
         28-Dec-87          1147.20
          4-Jan-88          1149.00
         11-Jan-88          1153.70
         18-Jan-88          1159.60
         25-Jan-88          1164.20
          1-Feb-88          1170.30
          8-Feb-88          1174.80
         15-Feb-88          1179.20
         22-Feb-88          1182.10
         29-Feb-88          1185.40
          7-Mar-88          1188.80
         14-Mar-88          1190.80
         21-Mar-88          1194.40
         28-Mar-88          1196.30
          4-Apr-88          1198.30
         11-Apr-88          1201.80
         18-Apr-88          1202.50
         25-Apr-88          1205.40
          2-May-88          1206.20
          9-May-88          1207.80
         16-May-88          1209.80
         23-May-88          1211.60
         30-May-88          1212.30
          6-Jun-88          1211.40
         13-Jun-88          1211.00
         20-Jun-88          1212.00
         27-Jun-88          1214.80
          4-Jul-88          1215.80
         11-Jul-88          1218.10
         18-Jul-88          1220.30
         25-Jul-88          1221.60
          1-Aug-88          1223.30
          8-Aug-88          1224.70
         15-Aug-88          1226.90
         22-Aug-88          1230.80
         29-Aug-88          1232.60
          5-Sep-88          1235.20
         12-Sep-88          1238.10
         19-Sep-88          1241.80
         26-Sep-88          1244.60
          3-Oct-88          1248.70
         10-Oct-88          1252.10
         17-Oct-88          1254.90
         24-Oct-88          1257.50
         31-Oct-88          1259.60
          7-Nov-88          1264.30
         14-Nov-88          1267.50
         21-Nov-88          1272.10
         28-Nov-88          1274.60
          5-Dec-88          1276.00
         12-Dec-88          1279.00
         19-Dec-88          1282.00
         26-Dec-88          1283.70
          2-Jan-89          1288.00
          9-Jan-89          1290.90
         16-Jan-89          1294.90
         23-Jan-89          1298.00
         30-Jan-89          1301.50
          6-Feb-89          1304.30
         13-Feb-89          1307.50
         20-Feb-89          1312.30
         27-Feb-89          1315.10
          6-Mar-89          1321.00
         13-Mar-89          1324.80
         20-Mar-89          1329.30
         27-Mar-89          1334.10
          3-Apr-89          1339.50
         10-Apr-89          1345.50
         17-Apr-89          1351.60
         24-Apr-89          1356.20
          1-May-89          1361.20
          8-May-89          1367.90
         15-May-89          1373.80
         22-May-89          1380.60
         29-May-89          1383.70
          5-Jun-89          1388.30
         12-Jun-89          1394.00
         19-Jun-89          1399.40
         26-Jun-89          1403.70
          3-Jul-89          1408.10
         10-Jul-89          1413.10
         17-Jul-89          1417.10
         24-Jul-89          1419.70
         31-Jul-89          1422.80
          7-Aug-89          1428.50
         14-Aug-89          1431.20
         21-Aug-89          1434.70
         28-Aug-89          1437.50
          4-Sep-89          1439.50
         11-Sep-89          1441.90
         18-Sep-89          1445.20
         25-Sep-89          1448.20
          2-Oct-89          1451.00
          9-Oct-89          1452.90
         16-Oct-89          1453.60
         23-Oct-89          1457.50
         30-Oct-89          1459.20
          6-Nov-89          1461.80
         13-Nov-89          1464.00
         20-Nov-89          1464.60
         27-Nov-89          1466.10
          4-Dec-89          1468.70
         11-Dec-89          1470.50
         18-Dec-89          1472.20
         25-Dec-89          1473.60
          1-Jan-90          1475.10
          8-Jan-90          1477.50
         15-Jan-90          1475.40
         22-Jan-90          1475.90
         29-Jan-90          1477.80
          5-Feb-90          1481.10
         12-Feb-90          1481.80
         19-Feb-90          1482.50
         26-Feb-90          1484.20
          5-Mar-90          1483.50
         12-Mar-90          1485.10
         19-Mar-90          1486.30
         26-Mar-90          1487.20
          2-Apr-90          1488.50
          9-Apr-90          1489.30
         16-Apr-90          1489.20
         23-Apr-90          1490.10
         30-Apr-90          1492.00
          7-May-90          1490.70
         14-May-90          1490.20
         21-May-90          1487.40
         28-May-90          1488.10
          4-Jun-90          1490.80
         11-Jun-90          1491.70
         18-Jun-90          1497.40
         25-Jun-90          1496.90
          2-Jul-90          1499.60
          9-Jul-90          1498.80
         16-Jul-90          1500.90
         23-Jul-90          1501.70
         30-Jul-90          1505.00
          6-Aug-90          1506.50
         13-Aug-90          1510.10
         20-Aug-90          1509.80
         27-Aug-90          1513.20
          3-Sep-90          1514.90
         10-Sep-90          1516.00
         17-Sep-90          1516.70
         24-Sep-90          1517.60
          1-Oct-90          1520.10
          8-Oct-90          1522.20
         15-Oct-90          1521.40
         22-Oct-90          1522.00
         29-Oct-90          1522.10
          5-Nov-90          1521.70
         12-Nov-90          1522.40
         19-Nov-90          1522.90
         26-Nov-90          1524.70
          3-Dec-90          1526.70
         10-Dec-90          1528.00
         17-Dec-90          1528.90
         24-Dec-90          1531.60
         31-Dec-90          1534.20
          7-Jan-91          1534.50
         14-Jan-91          1538.30
         21-Jan-91          1540.80
         28-Jan-91          1541.60
          4-Feb-91          1542.00
         11-Feb-91          1542.90
         18-Feb-91          1542.60
         25-Feb-91          1544.80
          4-Mar-91          1544.90
         11-Mar-91          1543.50
         18-Mar-91          1544.20
         25-Mar-91          1543.70
          1-Apr-91          1542.40
          8-Apr-91          1541.90
         15-Apr-91          1539.00
         22-Apr-91          1537.30
         29-Apr-91          1534.10
          6-May-91          1532.80
         13-May-91          1531.10
         20-May-91          1529.10
         27-May-91          1527.00
          3-Jun-91          1524.30
         10-Jun-91          1520.80
         17-Jun-91          1519.50
         24-Jun-91          1516.10
          1-Jul-91          1515.50
          8-Jul-91          1511.60
         15-Jul-91          1508.20
         22-Jul-91          1505.80
         29-Jul-91          1502.20
          5-Aug-91          1497.60
         12-Aug-91          1496.20
         19-Aug-91          1493.20
         26-Aug-91          1492.30
          2-Sep-91          1489.10
          9-Sep-91          1487.00
         16-Sep-91          1485.00
         23-Sep-91          1481.70
         30-Sep-91          1477.00
          7-Oct-91          1474.00
         14-Oct-91          1470.60
         21-Oct-91          1467.90
         28-Oct-91          1463.50
          4-Nov-91          1458.00
         11-Nov-91          1456.80
         18-Nov-91          1453.00
         25-Nov-91          1450.30
          2-Dec-91          1445.00
          9-Dec-91          1442.40
         16-Dec-91          1442.00
         23-Dec-91          1433.70
         30-Dec-91          1428.50
          6-Jan-92          1418.80
         13-Jan-92          1414.90
         20-Jan-92          1410.70
         27-Jan-92          1408.50
          3-Feb-92          1403.80
         10-Feb-92          1398.20
         17-Feb-92          1394.80
         24-Feb-92          1390.00
          2-Mar-92          1385.20
          9-Mar-92          1377.60
         16-Mar-92          1371.70
         23-Mar-92          1366.10
         30-Mar-92          1360.90
          6-Apr-92          1355.60
         13-Apr-92          1350.50
         20-Apr-92          1345.20
         27-Apr-92          1341.30
          4-May-92          1337.80
         11-May-92          1331.50
         18-May-92          1327.60
         25-May-92          1323.20
          1-Jun-92          1320.60
          8-Jun-92          1317.70
         15-Jun-92          1313.50
         22-Jun-92          1310.30
         29-Jun-92          1307.50
          6-Jul-92          1302.00
         13-Jul-92          1300.50
         20-Jul-92          1294.50
         27-Jul-92          1291.70
          3-Aug-92          1287.60
         10-Aug-92          1282.90
         17-Aug-92          1280.70
         24-Aug-92          1277.80
         31-Aug-92          1275.50
          7-Sep-92          1271.40
         14-Sep-92          1267.00
         21-Sep-92          1261.80
         28-Sep-92          1259.30
          5-Oct-92          1254.10
         12-Oct-92          1255.00
         19-Oct-92          1253.10
         26-Oct-92          1249.20
          2-Nov-92          1246.50
          9-Nov-92          1240.30
         16-Nov-92          1235.10
         23-Nov-92          1230.60
         30-Nov-92          1229.60
          7-Dec-92          1226.50
         14-Dec-92          1220.50
         21-Dec-92          1218.90
         28-Dec-92          1215.70
          4-Jan-93          1214.50
         11-Jan-93          1212.30
         18-Jan-93          1208.00
         25-Jan-93          1206.50
          1-Feb-93          1202.60
          8-Feb-93          1201.30
         15-Feb-93          1199.60
         22-Feb-93          1199.30
          1-Mar-93          1197.90
          8-Mar-93          1197.40
         15-Mar-93          1194.60
         22-Mar-93          1192.00
         29-Mar-93          1190.60
          5-Apr-93          1185.90
         12-Apr-93          1183.80
         19-Apr-93          1182.00
         26-Apr-93          1181.70
          3-May-93          1181.60
         10-May-93          1179.60
         17-May-93          1178.20
         24-May-93          1178.60
         31-May-93          1177.30
          7-Jun-93          1175.10
         14-Jun-93          1172.10
         21-Jun-93          1169.10
         28-Jun-93          1165.50
          5-Jul-93          1161.40
         12-Jul-93          1161.60
         19-Jul-93          1159.80
         26-Jul-93          1158.40
          2-Aug-93          1156.80
          9-Aug-93          1153.70
         16-Aug-93          1151.10
         23-Aug-93          1150.30
         30-Aug-93          1147.40
          6-Sep-93          1146.00
         13-Sep-93          1146.40
         20-Sep-93          1144.90
         27-Sep-93          1146.20
          4-Oct-93          1144.40
         11-Oct-93          1142.10
         18-Oct-93          1139.10
         25-Oct-93          1138.30
          1-Nov-93          1138.10
          8-Nov-93          1137.50
         15-Nov-93          1137.50
         22-Nov-93          1139.90
         29-Nov-93          1137.80
          6-Dec-93          1137.30
         13-Dec-93          1136.30
         20-Dec-93          1135.10
         27-Dec-93          1133.80
          3-Jan-94          1134.30
         10-Jan-94          1133.70
         17-Jan-94          1129.70
         24-Jan-94          1129.20
         31-Jan-94          1125.40
          7-Feb-94          1125.50
         14-Feb-94          1124.30
         21-Feb-94          1122.60
         28-Feb-94          1121.90
          7-Mar-94          1123.90
         14-Mar-94          1124.70
         21-Mar-94          1126.00
         28-Mar-94          1125.90
          4-Apr-94          1126.80
         11-Apr-94          1131.90
         18-Apr-94          1133.70
         25-Apr-94          1137.50
          2-May-94          1138.30
          9-May-94          1140.50
         16-May-94          1141.30
         23-May-94          1142.30
         30-May-94          1139.20
          6-Jun-94          1138.10
         13-Jun-94          1136.50
         20-Jun-94          1135.30
         27-Jun-94          1136.80
          4-Jul-94          1139.50
         11-Jul-94          1142.20
         18-Jul-94          1144.30
         25-Jul-94          1144.70
          1-Aug-94          1146.20
          8-Aug-94          1148.20
         15-Aug-94          1148.90
         22-Aug-94          1150.10
         29-Aug-94          1148.00
          5-Sep-94          1149.30
         12-Sep-94          1152.70
         19-Sep-94          1156.70
         26-Sep-94          1159.30
          3-Oct-94          1161.70
         10-Oct-94          1164.90
         17-Oct-94          1167.80
         24-Oct-94          1169.80
         31-Oct-94          1173.50
          7-Nov-94          1177.30
         14-Nov-94          1181.30
         21-Nov-94          1184.70
         28-Nov-94          1187.20
          5-Dec-94          1192.10
         12-Dec-94          1195.80
         19-Dec-94          1199.20
         26-Dec-94          1201.80
          2-Jan-95          1206.00
          9-Jan-95          1209.40
         16-Jan-95          1215.70
         23-Jan-95          1222.20
         30-Jan-95          1226.50
          6-Feb-95          1230.80
         13-Feb-95          1234.20
         20-Feb-95          1237.80
         27-Feb-95          1243.60
          6-Mar-95          1247.00
         13-Mar-95          1255.20
         20-Mar-95          1258.70
         27-Mar-95          1264.00
          3-Apr-95          1267.10
         10-Apr-95          1271.20
         17-Apr-95          1276.30
         24-Apr-95          1282.50
          1-May-95          1286.60
          8-May-95          1293.70
         15-May-95          1296.10
         22-May-95          1304.30
         29-May-95          1306.90
          5-Jun-95          1311.40
         12-Jun-95          1316.40
         19-Jun-95          1320.90
         26-Jun-95          1323.30
          3-Jul-95          1329.20
         10-Jul-95          1332.20
         17-Jul-95          1337.20
         24-Jul-95          1342.10
         31-Jul-95          1344.60
          7-Aug-95          1348.70
         14-Aug-95          1350.10
         21-Aug-95          1352.60
         28-Aug-95          1355.30
          4-Sep-95          1359.00
         11-Sep-95          1358.40
         18-Sep-95          1361.00
         25-Sep-95          1361.80
          2-Oct-95          1364.20
          9-Oct-95          1366.00
         16-Oct-95          1366.80
         23-Oct-95          1367.80
         30-Oct-95          1369.60
          6-Nov-95          1372.10
         13-Nov-95          1374.50
         20-Nov-95          1375.30
         27-Nov-95          1378.80
          4-Dec-95          1379.60
         11-Dec-95          1378.10
         18-Dec-95          1382.30
         25-Dec-95          1382.00
          1-Jan-96          1383.00
          8-Jan-96          1384.20
         15-Jan-96          1388.80
         22-Jan-96          1387.20
         29-Jan-96          1387.30
          5-Feb-96          1387.70
         12-Feb-96          1389.70
         19-Feb-96          1392.80
         26-Feb-96          1399.20
          4-Mar-96          1400.20
         11-Mar-96          1400.00
         18-Mar-96          1403.80
         25-Mar-96          1403.60
          1-Apr-96          1403.40
          8-Apr-96          1404.10
         15-Apr-96          1406.20
         22-Apr-96          1403.80
         29-Apr-96          1403.00
          6-May-96          1406.90
         13-May-96          1412.20
         20-May-96          1408.40
         27-May-96          1406.50
          3-Jun-96          1411.80
         10-Jun-96          1411.30
         17-Jun-96          1416.40
         24-Jun-96          1416.80
          1-Jul-96          1417.50
          8-Jul-96          1419.50
         15-Jul-96          1421.40
         22-Jul-96          1426.40
         29-Jul-96          1427.40
          5-Aug-96          1428.00
         12-Aug-96          1428.00
         19-Aug-96          1430.10
         26-Aug-96          1431.90
          2-Sep-96          1432.60
          9-Sep-96          1434.90
         16-Sep-96          1436.40
         23-Sep-96          1437.60
         30-Sep-96          1439.90
          7-Oct-96          1442.00
         14-Oct-96          1444.70
         21-Oct-96          1445.90
         28-Oct-96          1450.30
          4-Nov-96          1451.30
         11-Nov-96          1453.30
         18-Nov-96          1453.10
         25-Nov-96          1454.00
          2-Dec-96          1453.70
          9-Dec-96          1459.90
         16-Dec-96          1461.90
         23-Dec-96          1464.90
         30-Dec-96          1465.40
          6-Jan-97          1465.20
         13-Jan-97          1467.90
         20-Jan-97          1465.90
         27-Jan-97          1467.70
          3-Feb-97          1471.80
         10-Feb-97          1472.10
         17-Feb-97          1475.10
         24-Feb-97          1471.60
          3-Mar-97          1476.70
         10-Mar-97          1478.60
         17-Mar-97          1479.80
         24-Mar-97          1481.50
         31-Mar-97          1485.70
          7-Apr-97          1489.60
         14-Apr-97          1491.50
         21-Apr-97          1494.10
         28-Apr-97          1495.00
          5-May-97          1493.70
         12-May-97          1495.20
         19-May-97          1498.90
         26-May-97          1501.90
          2-Jun-97          1501.70
          9-Jun-97          1505.40
         16-Jun-97          1505.40
         23-Jun-97          1507.40
         30-Jun-97          1511.30
          7-Jul-97          1516.80
         14-Jul-97          1517.10
         21-Jul-97          1518.00
         28-Jul-97          1519.80
          4-Aug-97          1523.90
         11-Aug-97          1528.30
         18-Aug-97          1533.10
         25-Aug-97          1534.40
          1-Sep-97          1539.50
          8-Sep-97          1539.20
         15-Sep-97          1541.20
         22-Sep-97          1540.80
         29-Sep-97          1543.10
          6-Oct-97          1543.70
         13-Oct-97          1545.30
         20-Oct-97          1547.30
         27-Oct-97          1549.20
          3-Nov-97          1551.30
         10-Nov-97          1553.10
         17-Nov-97          1556.00
         24-Nov-97          1560.10
          1-Dec-97          1558.10
          8-Dec-97          1560.30
         15-Dec-97          1558.10
         22-Dec-97          1557.80
         29-Dec-97          1561.10
          5-Jan-98          1562.80
         12-Jan-98          1569.50
         19-Jan-98          1568.00
         26-Jan-98          1571.00
          2-Feb-98          1571.70
          9-Feb-98          1575.00
         16-Feb-98          1579.00
         23-Feb-98          1582.90
          2-Mar-98          1583.10
          9-Mar-98          1587.60
         16-Mar-98          1587.60
         23-Mar-98          1588.10
         30-Mar-98          1589.00
          6-Apr-98          1591.00
         13-Apr-98          1595.10
         20-Apr-98          1593.30
         27-Apr-98          1596.20
          4-May-98          1599.40
         11-May-98          1602.60
         18-May-98          1604.30
         25-May-98          1608.60
          1-Jun-98          1611.70
          8-Jun-98          1615.60
         15-Jun-98          1614.80
         22-Jun-98          1618.10
         29-Jun-98          1619.30
          6-Jul-98          1619.20
         13-Jul-98          1620.50
         20-Jul-98          1617.60
         27-Jul-98          1622.40
          3-Aug-98          1622.70
         10-Aug-98          1626.50
         17-Aug-98          1629.60
         24-Aug-98          1633.90
         31-Aug-98          1639.50
          7-Sep-98          1647.10
         14-Sep-98          1650.70
         21-Sep-98          1654.10
         28-Sep-98          1654.40
          5-Oct-98          1655.90
         12-Oct-98          1662.20
         19-Oct-98          1668.70
         26-Oct-98          1675.90
          2-Nov-98          1677.30
          9-Nov-98          1679.00
         16-Nov-98          1679.00
         23-Nov-98          1679.30
         30-Nov-98          1678.30
          7-Dec-98          1681.90
         14-Dec-98          1683.30
         21-Dec-98          1686.70
         28-Dec-98          1688.70
          4-Jan-99          1689.90
         11-Jan-99          1685.40
         18-Jan-99          1689.60
         25-Jan-99          1691.80
          1-Feb-99          1691.40
          8-Feb-99          1697.40
         15-Feb-99          1698.10
         22-Feb-99          1699.30
          1-Mar-99          1697.70
          8-Mar-99          1698.50
         15-Mar-99          1692.90
         22-Mar-99          1694.00
         29-Mar-99          1699.50
          5-Apr-99          1699.30
         12-Apr-99          1697.60
         19-Apr-99          1701.40
         26-Apr-99          1705.00
          3-May-99          1705.50
         10-May-99          1704.90
         17-May-99          1705.70
         24-May-99          1707.60
         31-May-99          1711.80
          7-Jun-99          1708.30
         14-Jun-99          1711.70
         21-Jun-99          1712.70
         28-Jun-99          1713.90
          5-Jul-99          1712.00
         12-Jul-99          1718.50
         19-Jul-99          1719.30
         26-Jul-99          1721.40
          2-Aug-99          1719.70
          9-Aug-99          1725.00
         16-Aug-99          1727.00
         23-Aug-99          1727.20
         30-Aug-99          1727.30
          6-Sep-99          1732.20
         13-Sep-99          1732.60
         20-Sep-99          1736.70
         27-Sep-99          1743.10
          4-Oct-99          1745.30
         11-Oct-99          1747.70
         18-Oct-99          1751.00
         25-Oct-99          1750.80
          1-Nov-99          1755.50
          8-Nov-99          1762.20
         15-Nov-99          1764.10
         22-Nov-99          1770.00
         29-Nov-99          1773.30
          6-Dec-99          1778.70
         13-Dec-99          1780.30
         20-Dec-99          1786.90
         27-Dec-99          1788.50
          3-Jan-00          1800.70
         10-Jan-00          1808.40
         17-Jan-00          1805.40
         24-Jan-00          1810.60
         31-Jan-00          1817.60
          7-Feb-00          1819.90
         14-Feb-00          1818.70
         21-Feb-00          1822.90
         28-Feb-00          1825.10
          6-Mar-00          1825.70
         13-Mar-00          1834.20
         20-Mar-00          1844.70
         27-Mar-00          1845.80
          3-Apr-00          1857.20
         10-Apr-00          1863.70
         17-Apr-00          1867.70
         24-Apr-00          1870.40
          1-May-00          1869.60
          8-May-00          1871.60
         15-May-00          1877.30
         22-May-00          1881.00
         29-May-00          1884.60
          5-Jun-00          1888.90
         12-Jun-00          1893.30
         19-Jun-00          1897.10
         26-Jun-00          1897.30
          3-Jul-00          1900.40
         10-Jul-00          1892.90
         17-Jul-00          1898.00
         24-Jul-00          1903.20
         31-Jul-00          1908.60
          7-Aug-00          1913.60
         14-Aug-00          1911.80
         21-Aug-00          1918.40
         28-Aug-00          1920.30
          4-Sep-00          1923.50
         11-Sep-00          1925.90
         18-Sep-00          1932.80
         25-Sep-00          1932.20
          2-Oct-00          1940.70
          9-Oct-00          1939.90
         16-Oct-00          1945.60
         23-Oct-00          1947.70
         30-Oct-00          1948.20
          6-Nov-00          1948.30
         13-Nov-00          1957.10
         20-Nov-00          1956.80
         27-Nov-00          1965.00
          4-Dec-00          1971.30
         11-Dec-00          1972.10
         18-Dec-00          1980.30
         25-Dec-00          1985.50
          1-Jan-01          1997.90
          8-Jan-01          2001.30
         15-Jan-01          2009.30
         22-Jan-01          2015.50
         29-Jan-01          2005.60
          5-Feb-01          2004.00
         12-Feb-01          2010.00
         19-Feb-01          2009.70
         26-Feb-01          2012.40
          5-Mar-01          2017.70
         12-Mar-01          2021.70
         19-Mar-01          2021.80
         26-Mar-01          2034.10
          2-Apr-01          2035.60
          9-Apr-01          2033.70
         16-Apr-01          2036.30
         23-Apr-01          2036.50
         30-Apr-01          2035.50

Source: Data Resources International
1 Small CDs are those CDs worth less than $100,000

FED FUNDS TARGET RATE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Fed Funds Rate %

         31-Jan-85             8.25
           2/28/85             8.50
           3/31/85             8.50
           4/30/85             8.25
           5/31/85             7.75
           6/30/85             7.75
           7/31/85             7.69
           8/31/85             7.88
           9/30/85             8.00
          10/31/85             8.00
          11/30/85             8.00
          12/31/85             7.75
           1/31/86             7.75
           2/28/86             7.75
           3/31/86             7.25
           4/30/86             6.75
           5/31/86             6.81
           6/30/86             6.88
           7/31/86             6.38
           8/31/86             5.88
           9/30/86             5.88
          10/31/86             5.88
          11/30/86             5.88
          12/31/86             5.88
           1/31/87             6.00
           2/28/87             6.00
           3/31/87             6.00
           4/30/87             6.50
           5/31/87             6.75
           6/30/87             6.75
           7/31/87             6.63
           8/31/87             6.63
           9/30/87             7.29
          10/31/87             7.32
          11/30/87             6.81
          12/31/87             6.81
           1/31/88             6.63
           2/29/88             6.50
           3/31/88             6.75
           4/30/88             6.75
           5/31/88             7.25
           6/30/88             7.50
           7/31/88             7.69
           8/31/88             8.13
           9/30/88             8.13
          10/31/88             8.13
          11/30/88             8.38
          12/31/88             8.69
           1/31/89             9.00
           2/28/89             9.31
           3/31/89             9.75
           4/30/89             9.75
           5/31/89             9.75
           6/30/89             9.56
           7/31/89             9.31
         31-Aug-89             9.00
         30-Sep-89             9.00
         31-Oct-89             9.00
         30-Nov-89             8.50
         31-Dec-89             8.25
         31-Jan-90             8.25
         28-Feb-90             8.25
         31-Mar-90             8.25
         30-Apr-90             8.25
         31-May-90             8.25
         30-Jun-90             8.25
         31-Jul-90             8.00
         31-Aug-90             8.00
         30-Sep-90             8.00
         31-Oct-90             8.00
         30-Nov-90             7.50
         31-Dec-90             7.00
         31-Jan-91             6.75
         28-Feb-91             6.25
         31-Mar-91             6.00
         30-Apr-91             5.75
         31-May-91             5.75
         30-Jun-91             5.75
         31-Jul-91             5.75
         31-Aug-91             5.50
         30-Sep-91             5.28
         31-Oct-91             5.00
         30-Nov-91             4.75
         31-Dec-91             4.00
         31-Jan-92             4.00
         29-Feb-92             4.00
         31-Mar-92             4.00
         30-Apr-92             3.75
         31-May-92             3.75
         30-Jun-92             3.75
         31-Jul-92             3.25
         31-Aug-92             3.25
         30-Sep-92             3.00
         31-Oct-92             3.00
         30-Nov-92             3.00
         31-Dec-92             3.00
         31-Jan-93             3.00
         28-Feb-93             3.00
         31-Mar-93             3.00
         30-Apr-93             3.00
         31-May-93             3.00
         30-Jun-93             3.00
         31-Jul-93             3.00
         31-Aug-93             3.00
         30-Sep-93             3.00
         31-Oct-93             3.00
         30-Nov-93             3.00
         31-Dec-93             3.00
         31-Jan-94             3.00
         28-Feb-94             3.25
         31-Mar-94             3.50
         30-Apr-94             3.75
         31-May-94             4.25
         30-Jun-94             4.25
         31-Jul-94             4.25
         31-Aug-94             4.75
         30-Sep-94             4.75
         31-Oct-94             4.75
         30-Nov-94             5.50
         31-Dec-94             5.50
         31-Jan-95             5.50
         28-Feb-95             6.00
         31-Mar-95             6.00
         30-Apr-95             6.00
         31-May-95             6.00
         30-Jun-95             6.00
         31-Jul-95             5.75
         31-Aug-95             5.75
         30-Sep-95             5.75
         31-Oct-95             5.75
         30-Nov-95             5.75
         31-Dec-95             5.50
         31-Jan-96             5.25
         29-Feb-96             5.25
         31-Mar-96             5.25
         30-Apr-96             5.25
         31-May-96             5.25
         30-Jun-96             5.25
         31-Jul-96             5.25
         31-Aug-96             5.25
         30-Sep-96             5.25
         31-Oct-96             5.25
         30-Nov-96             5.25
         31-Dec-96             5.25
         31-Jan-97             5.25
         28-Feb-97             5.25
         31-Mar-97             5.50
         30-Apr-97             5.50
         31-May-97             5.50
         30-Jun-97             5.50
         31-Jul-97             5.50
         31-Aug-97             5.50
         30-Sep-97             5.50
         31-Oct-97             5.50
         30-Nov-97             5.50
         31-Dec-97             5.50
         31-Jan-98             5.50
         28-Feb-98             5.50
         31-Mar-98             5.50
         30-Apr-98             5.50
         31-May-98             5.50
         30-Jun-98             5.50
         31-Jul-98             5.50
         31-Aug-98             5.50
         30-Sep-98             5.25
         31-Oct-98             5.00
         30-Nov-98             4.75
         31-Dec-98             4.75
         31-Jan-99             4.75
         28-Feb-99             4.75
         31-Mar-99             4.75
         30-Apr-99             4.75
         31-May-99             4.75
         30-Jun-99             5.00
         31-Jul-99             5.00
         31-Aug-99             5.25
         30-Sep-99             5.25
         31-Oct-99             5.25
         30-Nov-99             5.50
         31-Dec-99             5.50
         31-Jan-00             5.50
         29-Feb-00             5.75
         31-Mar-00             6.00
         30-Apr-00             6.00
         31-May-00             6.50
         30-Jun-00             6.50
         31-Jul-00             6.50
         31-Aug-00             6.50
         30-Sep-00             6.50
         31-Oct-00             6.50
         30-Nov-00             6.50
         31-Dec-00             6.50
         31-Jan-01             5.50
         28-Feb-01             5.50
         31-Mar-01             5.00
         30-Apr-01             4.50

Source: Bloomberg

A sharp drop like that in a short period of time could precipitate a flight from money market funds to longer term mutual funds as it did in 1991 to 1993. Also similar to that period, the size of investments in money market funds and CDs has significantly jumped as the Federal Reserve Board has raised interest rates. See the pair of charts in the left column.

For both fundamental reasons and reasons particular in today's market, ISI expects longer maturity treasuries have the potential to perform well over the next six months.

We would like to welcome our new investors to the Fund and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/  R. ALAN MEDAUGH

R. Alan Medaugh
President
May 9, 2001

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

OVERVIEW
ISI expects the US economy will be in near recession territory for the next six months. So, while we do see a better 2002, we are expecting weakness to continue for three reasons. First, there are still some pretty daunting signs of weakness including household employment plunging by 645,000 over the past three months and initial unemployment claims still averaging 400,000 per week. In addition, our company survey results fell sharply recently to another new low, analysts cut earnings estimates again for S&P 500 companies, and, although the University of Michigan Inflation Expectation Survey's measure of consumer confidence was up in early May, the ABC/Money Magazine Weekly Consumer Confidence Index continued to head straight down. Second, the model we have been using to forecast GDP projects more weakness in the second and third quarters, as central bank tightenings in 1999 and 2000 and the energy shock make their way through all time lags. Other frameworks we see also argue caution, including technology activity weakening in the wake of the NASDAQ's 1 collapse, consumer spending being stretched, and capital spending being extended. Third, international economies are weakening as underscored recently by another decline in the world Leading Economic Indicator Index (LEI), down 0.6% month to month in March and 2.6% year to year (March-March) (it clearly leads G7 2 industrial production by six months). In addition, the LEI for Japan fell to just 25% in March, and German industrial production posted its biggest dive in six years. In the upcoming period, our forecast for the economy and markets will be guided most by our company surveys (particularly for housing and autos), unemployment claims and international economic developments.

KEY ECONOMIC COMPONENTS

ISI COMPANY SURVEYS
Last week, our Company Surveys Index fell from 46.0 to 42.0, its lowest level ever. The Company Survey Index is an average of our weekly surveys of retailers, auto dealers, manufacturing companies, homebuilders, banks and technology companies and is meant to be a measure of current economic strength. The four-week average also declined, falling from 44.3 to 43.9, its weakest reading since December 1995.

The declines in our front-end surveys (auto dealers, homebuilders, and retailers falling sharply) could be just a pause after an unusually strong period for consumer spending. But they could be the first indication that higher energy prices, increased layoffs, and high debt levels are starting to have some impact on consumers' willingness to spend. We view movement in our surveys as a key to upcoming economic activity.

ISI COMPANY SURVEYS OVERALL AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 Weekly Ratings

            1/7/94            57.00
         14-Jan-94            60.00
           1/21/94            43.50
           1/28/94            48.40
            2/4/94            51.00
           2/11/94            43.80
           2/18/94            53.50
           2/25/94            55.90
            3/4/94            49.20
           3/11/94            51.60
           3/18/94            52.20
           3/25/94            50.90
            4/1/94            52.70
            4/8/94            53.20
           4/15/94            52.10
           4/22/94            53.30
           4/29/94            55.20
            5/6/94            51.50
           5/13/94            51.80
           5/20/94            53.70
           5/27/94            55.90
            6/3/94            52.80
           6/10/94            55.00
           6/17/94            53.60
           6/24/94            55.50
            7/1/94            55.10
            7/8/94            54.70
           7/15/94            52.90
           7/22/94            57.30
           7/29/94            56.60
            8/5/94            56.70
           8/12/94            55.30
           8/19/94            56.10
           8/26/94            55.90
            9/2/94            56.80
            9/9/94            61.30
           9/16/94            51.40
           9/23/94            50.30
           9/30/94            50.60
           10/7/94            57.30
          10/14/94            54.90
          10/21/94            55.90
          10/28/94            59.60
           11/4/94            50.00
          11/11/94            56.70
          11/18/94            56.20
          11/25/94            53.80
           12/2/94            52.60
           12/9/94            53.00
          12/16/94            53.80
          12/23/94            54.20
          12/30/94            59.70
            1/6/95            62.80
           1/13/95            54.60
           1/20/95            56.00
           1/27/95            52.60
          3-Feb-95            50.00
         10-Feb-95            51.60
         17-Feb-95            53.40
         24-Feb-95            56.40
          3-Mar-95            53.10
         10-Mar-95            52.00
         17-Mar-95            54.50
         24-Mar-95            55.60
         31-Mar-95            53.20
          7-Apr-95            56.10
         14-Apr-95            51.30
         21-Apr-95            52.40
         28-Apr-95            49.50
          5-May-95            48.10
         12-May-95            48.70
         19-May-95            51.70
         26-May-95            54.00
          2-Jun-95            55.00
          9-Jun-95            53.90
         16-Jun-95            50.90
         23-Jun-95            52.40
         30-Jun-95            51.50
          7-Jul-95            53.50
         14-Jul-95            52.30
         21-Jul-95            52.20
         28-Jul-95            55.80
          4-Aug-95            54.00
         11-Aug-95            53.80
         18-Aug-95            52.80
         25-Aug-95            52.10
          1-Sep-95            53.40
          8-Sep-95            54.70
         15-Sep-95            53.90
         22-Sep-95            54.00
         29-Sep-95            51.50
          6-Oct-95            49.20
         13-Oct-95            46.20
         20-Oct-95            47.50
         27-Oct-95            44.90
          3-Nov-95            46.00
         10-Nov-95            49.10
         17-Nov-95            50.60
         24-Nov-95            50.80
          1-Dec-95            44.90
          8-Dec-95            44.20
         15-Dec-95            43.10
         22-Dec-95            42.70
         29-Dec-95            47.00
          5-Jan-96            48.40
         12-Jan-96            46.80
         19-Jan-96            44.70
         26-Jan-96            48.90
          2-Feb-96            48.80
          9-Feb-96            47.30
         16-Feb-96            53.00
         23-Feb-96            53.90
          1-Mar-96            53.50
          8-Mar-96            54.20
         15-Mar-96            49.80
         22-Mar-96            48.70
         29-Mar-96            50.80
          5-Apr-96            51.90
         12-Apr-96            48.50
         19-Apr-96            48.60
         26-Apr-96            52.50
          3-May-96            52.10
         10-May-96            53.40
         17-May-96            50.00
         24-May-96            52.60
         31-May-96            51.30
          7-Jun-96            53.00
         14-Jun-96            50.40
         21-Jun-96            48.70
         28-Jun-96            49.90
          5-Jul-96            51.40
         12-Jul-96            47.10
         19-Jul-96            48.00
         26-Jul-96            47.00
          2-Aug-96            48.30
          9-Aug-96            49.10
         16-Aug-96            49.70
         23-Aug-96            50.10
         30-Aug-96            50.00
          6-Sep-96            51.70
         13-Sep-96            48.90
         20-Sep-96            48.80
         27-Sep-96            48.40
          4-Oct-96            50.50
         11-Oct-96            50.00
         18-Oct-96            49.00
         25-Oct-96            49.70
          1-Nov-96            47.30
          8-Nov-96            47.60
         15-Nov-96            47.90
         22-Nov-96            47.90
         29-Nov-96            47.10
          6-Dec-96            48.00
         13-Dec-96            45.80
         20-Dec-96            45.20
         27-Dec-96            48.10
          3-Jan-97            47.70
         10-Jan-97            48.80
         17-Jan-97            47.80
         24-Jan-97            50.80
         31-Jan-97            49.20
          7-Feb-97            52.90
         14-Feb-97            52.20
         21-Feb-97            50.90
         28-Feb-97            50.70
          7-Mar-97            53.60
         14-Mar-97            53.90
         21-Mar-97            52.70
         28-Mar-97            51.60
          4-Apr-97            51.00
         11-Apr-97            52.00
         18-Apr-97            50.90
         25-Apr-97            48.00
          2-May-97            49.20
          9-May-97            49.70
         16-May-97            49.90
         23-May-97            49.40
         30-May-97            49.60
          6-Jun-97            50.40
         13-Jun-97            49.20
         20-Jun-97            50.60
         27-Jun-97            52.80
          4-Jul-97            51.80
         11-Jul-97            53.80
         18-Jul-97            53.80
         25-Jul-97            55.30
          1-Aug-97            54.20
          8-Aug-97            56.20
         15-Aug-97            54.40
         22-Aug-97            55.10
         29-Aug-97            55.10
          5-Sep-97            53.90
         12-Sep-97            53.40
         19-Sep-97            51.90
         26-Sep-97            51.70
          3-Oct-97            50.80
         10-Oct-97            50.50
         17-Oct-97            53.30
         24-Oct-97            53.20
         31-Oct-97            54.70
          7-Nov-97            53.20
         14-Nov-97            52.90
         21-Nov-97            52.70
         28-Nov-97            50.50
          5-Dec-97            50.10
         12-Dec-97            48.20
         19-Dec-97            47.60
         26-Dec-97            49.60
          2-Jan-98            49.50
          9-Jan-98            52.00
         16-Jan-98            52.70
         23-Jan-98            51.70
         30-Jan-98            52.70
          6-Feb-98            55.30
         13-Feb-98            53.80
         20-Feb-98            54.30
         27-Feb-98            55.30
          6-Mar-98            57.20
         13-Mar-98            53.50
         20-Mar-98            54.60
         27-Mar-98            54.90
          3-Apr-98            57.50
         10-Apr-98            56.50
         17-Apr-98            56.80
         24-Apr-98            58.00
          1-May-98            56.40
          8-May-98            57.50
         15-May-98            55.70
         22-May-98            57.50
         29-May-98            56.80
          5-Jun-98            57.20
         12-Jun-98            54.30
         19-Jun-98            53.30
         26-Jun-98            53.10
          3-Jul-98            54.60
         10-Jul-98            51.80
         17-Jul-98            52.90
         24-Jul-98            52.50
         31-Jul-98            52.20
          7-Aug-98            55.10
         14-Aug-98            51.50
         21-Aug-98            51.00
         28-Aug-98            51.40
          4-Sep-98            52.80
         11-Sep-98            54.20
         18-Sep-98            51.60
         25-Sep-98            50.30
          2-Oct-98            48.90
          9-Oct-98            53.00
         16-Oct-98            51.80
         23-Oct-98            47.30
         30-Oct-98            47.80
          6-Nov-98            47.70
         13-Nov-98            48.40
         20-Nov-98            48.90
         27-Nov-98            48.70
          4-Dec-98            49.80
         11-Dec-98            50.00
         18-Dec-98            48.50
         25-Dec-98            48.70
          1-Jan-99            51.70
          8-Jan-99            53.20
         15-Jan-99            52.70
         22-Jan-99            51.70
         29-Jan-99            54.00
          5-Feb-99            55.40
         12-Feb-99            52.90
         19-Feb-99            54.10
         26-Feb-99            53.10
          5-Mar-99            52.40
         12-Mar-99            53.30
         19-Mar-99            54.40
         26-Mar-99            55.30
          2-Apr-99            55.50
          9-Apr-99            55.10
         16-Apr-99            53.10
         23-Apr-99            53.70
         30-Apr-99            56.00
          7-May-99            55.50
         14-May-99            55.00
         21-May-99            54.90
         28-May-99            56.50
          4-Jun-99            56.90
         11-Jun-99            56.50
         18-Jun-99            57.10
         25-Jun-99            54.70
          2-Jul-99            55.20
          9-Jul-99            56.00
         16-Jul-99            54.60
         23-Jul-99            53.90
         30-Jul-99            56.00
          6-Aug-99            55.50
         13-Aug-99            53.30
         20-Aug-99            53.90
         27-Aug-99            52.10
          3-Sep-99            52.60
         10-Sep-99            53.80
         17-Sep-99            53.80
         24-Sep-99            55.10
          1-Oct-99            53.70
          8-Oct-99            54.40
         15-Oct-99            52.50
         22-Oct-99            53.10
         29-Oct-99            51.40
          5-Nov-99            51.00
         12-Nov-99            51.60
         19-Nov-99            50.60
         26-Nov-99            51.90
          3-Dec-99            54.70
         10-Dec-99            54.40
         17-Dec-99            50.30
         24-Dec-99            51.00
         31-Dec-99            53.00
          7-Jan-00            54.30
         14-Jan-00            56.20
         21-Jan-00            56.10
         28-Jan-00            55.70
          4-Feb-00            54.50
         11-Feb-00            58.00
         18-Feb-00            57.40
         25-Feb-00            60.30
          3-Mar-00            58.90
         10-Mar-00            60.90
         17-Mar-00            57.90
         24-Mar-00            58.80
         31-Mar-00            59.40
          7-Apr-00            61.10
         14-Apr-00            60.10
         21-Apr-00            60.50
         28-Apr-00            57.30
          5-May-00            60.40
         12-May-00            60.00
         19-May-00            58.70
         26-May-00            56.40
          2-Jun-00            56.60
          9-Jun-00            54.20
         16-Jun-00            53.00
         23-Jun-00            54.80
         30-Jun-00            53.40
          7-Jul-00            56.80
         14-Jul-00            55.40
         21-Jul-00            54.50
         28-Jul-00            55.40
          4-Aug-00            56.00
         11-Aug-00            56.60
         18-Aug-00            55.30
         25-Aug-00            56.10
          1-Sep-00            56.80
          8-Sep-00            58.50
         15-Sep-00            57.30
         22-Sep-00            55.40
         29-Sep-00            55.00
          6-Oct-00            54.80
         13-Oct-00            53.50
         20-Oct-00            51.20
         27-Oct-00            51.40
          3-Nov-00            51.00
         10-Nov-00            50.90
         17-Nov-00            50.90
         24-Nov-00            51.70
          1-Dec-00            50.50
          8-Dec-00            49.80
         15-Dec-00            46.50
         22-Dec-00            45.80
         29-Dec-00            45.40
          5-Jan-01            49.40
         12-Jan-01            50.10
         19-Jan-01            48.30
         26-Jan-01            49.30
          2-Feb-01            49.70
          9-Feb-01            48.20
         16-Feb-01            47.60
         23-Feb-01            46.50
          2-Mar-01            46.10
          9-Mar-01            44.10
         16-Mar-01            45.60
         23-Mar-01            44.00
         30-Mar-01            43.90
          6-Apr-01            44.90
         13-Apr-01            43.70
         20-Apr-01            43.90
         27-Apr-01            43.50
          4-May-01            46.00
         11-May-01            42.00

Source: ISI, Inc.

--------------------------------------------------------------------------------
1 NASDAQ is a market value-weighted index that measures all domestic and non-US-based securities.
2 The seven largest industrialized countries in the world--the US, Japan, Great
  Britain, France, Germany, Italy and Canada.

--------------------------------------------------------------------------------
                                        5

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ECONOMIC OUTLOOK FOR 2001--AS OF APRIL 30, 2001

INITIAL UNEMPLOYMENT CLAIMS ('CLAIMS')
Claims can be a very reliable statistic because they are a survey of all first time claims paid by the government across the US. They are released weekly and are generally not subject to major revisions. In the past, this has been a good gauge of the economy. Currently, it is showing a typical recession reading.

US INITIAL UNEMPLOYMENT CLAIMS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Year over Year % change

          2-Jan-88           -14.70
          9-Jan-88           -13.50
         16-Jan-88           -11.50
         23-Jan-88           -10.20
         30-Jan-88            -9.30
          6-Feb-88            -9.20
         13-Feb-88            -8.50
         20-Feb-88            -7.70
         27-Feb-88            -7.00
          5-Mar-88            -6.70
         12-Mar-88            -6.10
         19-Mar-88            -6.30
         26-Mar-88            -6.30
          2-Apr-88            -6.90
          9-Apr-88            -7.00
         16-Apr-88            -8.50
         23-Apr-88            -8.80
         30-Apr-88            -8.70
          7-May-88            -7.90
         14-May-88            -8.00
         21-May-88            -8.40
         28-May-88            -8.10
          4-Jun-88            -8.20
         11-Jun-88            -7.90
         18-Jun-88            -7.50
         25-Jun-88            -7.50
          2-Jul-88            -7.60
          9-Jul-88            -7.70
         16-Jul-88            -6.40
         23-Jul-88            -5.10
         30-Jul-88            -4.40
          6-Aug-88            -4.20
         13-Aug-88            -3.50
         20-Aug-88            -2.50
         27-Aug-88            -2.10
          3-Sep-88            -1.60
         10-Sep-88            -0.80
         17-Sep-88            -0.20
         24-Sep-88             0.10
          1-Oct-88             0.80
          8-Oct-88             1.10
         15-Oct-88             0.70
         22-Oct-88            -0.10
         29-Oct-88             0.30
          5-Nov-88             0.20
         12-Nov-88            -0.40
         19-Nov-88            -1.10
         26-Nov-88            -0.90
          3-Dec-88            -1.00
         10-Dec-88            -2.00
         17-Dec-88            -2.40
         24-Dec-88            -2.40
         31-Dec-88            -2.00
          7-Jan-89            -2.20
         14-Jan-89            -3.00
         21-Jan-89            -4.60
         28-Jan-89            -5.90
          4-Feb-89            -7.10
         11-Feb-89            -6.60
         18-Feb-89            -6.80
         25-Feb-89            -7.30
          4-Mar-89            -7.10
         11-Mar-89            -6.10
         18-Mar-89            -5.80
         25-Mar-89            -5.10
          1-Apr-89            -4.70
          8-Apr-89            -4.00
         15-Apr-89            -3.50
         22-Apr-89            -1.80
         29-Apr-89            -0.80
          6-May-89             0.70
         13-May-89             1.00
         20-May-89             1.40
         27-May-89             2.20
          3-Jun-89             2.10
         10-Jun-89             2.30
         17-Jun-89             2.70
         24-Jun-89             3.00
          1-Jul-89             3.50
          8-Jul-89             3.90
         15-Jul-89             5.80
         22-Jul-89             6.00
         29-Jul-89             5.80
          5-Aug-89             5.40
         12-Aug-89             5.30
         19-Aug-89             5.50
         26-Aug-89             5.70
          2-Sep-89             5.60
          9-Sep-89             5.80
         16-Sep-89             5.80
         23-Sep-89             5.60
         30-Sep-89             5.90
          7-Oct-89             7.70
         14-Oct-89             7.60
         21-Oct-89             9.00
         28-Oct-89            11.10
          4-Nov-89            12.00
         11-Nov-89            12.80
         18-Nov-89            14.00
         25-Nov-89            15.00
          2-Dec-89            15.80
          9-Dec-89            16.00
         16-Dec-89            17.30
         23-Dec-89            19.20
         30-Dec-89            19.50
          6-Jan-90            17.50
         13-Jan-90            18.50
         20-Jan-90            19.30
         27-Jan-90            19.30
          3-Feb-90            20.20
         10-Feb-90            20.00
         17-Feb-90            20.30
         24-Feb-90            20.60
          3-Mar-90            20.20
         10-Mar-90            19.50
         17-Mar-90            18.90
         24-Mar-90            16.90
         31-Mar-90            16.30
          7-Apr-90            16.30
         14-Apr-90            15.50
         21-Apr-90            14.60
         28-Apr-90            14.60
          5-May-90            13.40
         12-May-90            12.80
         19-May-90            12.40
         26-May-90            11.90
          2-Jun-90            12.40
          9-Jun-90            12.40
         16-Jun-90            12.00
         23-Jun-90            12.20
         30-Jun-90            11.80
          7-Jul-90            11.40
         14-Jul-90            10.40
         21-Jul-90             9.70
         28-Jul-90             8.90
          4-Aug-90             8.70
         11-Aug-90             9.00
         18-Aug-90             9.80
         25-Aug-90            10.30
          1-Sep-90            10.70
          8-Sep-90            11.30
         15-Sep-90            12.10
         22-Sep-90            12.80
         29-Sep-90            13.80
          6-Oct-90            12.70
         13-Oct-90            13.90
         20-Oct-90            15.10
         27-Oct-90            16.50
          3-Nov-90            18.00
         10-Nov-90            19.70
         17-Nov-90            20.60
         24-Nov-90            21.90
          1-Dec-90            22.70
          8-Dec-90            24.00
         15-Dec-90            24.50
         22-Dec-90            24.90
         29-Dec-90            25.60
          5-Jan-91            27.10
         12-Jan-91            26.70
         19-Jan-91            26.10
         26-Jan-91            26.80
          2-Feb-91            26.90
          9-Feb-91            26.80
         16-Feb-91            27.10
         23-Feb-91            27.70
          2-Mar-91            28.40
          9-Mar-91            29.20
         16-Mar-91            30.60
         23-Mar-91            33.10
         30-Mar-91            34.50
          6-Apr-91            35.10
         13-Apr-91            36.50
         20-Apr-91            37.80
         27-Apr-91            37.50
          4-May-91            37.20
         11-May-91            36.90
         18-May-91            36.30
         25-May-91            34.70
          1-Jun-91            33.10
          8-Jun-91            31.50
         15-Jun-91            29.70
         22-Jun-91            26.90
         29-Jun-91            24.60
          6-Jul-91            23.80
         13-Jul-91            22.10
         20-Jul-91            20.30
         27-Jul-91            19.00
          3-Aug-91            18.30
         10-Aug-91            17.30
         17-Aug-91            16.00
         24-Aug-91            14.70
         31-Aug-91            13.90
          7-Sep-91            12.90
         14-Sep-91            11.70
         21-Sep-91            11.10
         28-Sep-91            10.50
          5-Oct-91             9.90
         12-Oct-91             9.30
         19-Oct-91             7.60
         26-Oct-91             6.20
          2-Nov-91             5.10
          9-Nov-91             4.20
         16-Nov-91             3.20
         23-Nov-91             2.20
         30-Nov-91             1.40
          7-Dec-91             1.10
         14-Dec-91             1.20
         21-Dec-91            -0.30
         28-Dec-91            -1.20
          4-Jan-92            -1.30
         11-Jan-92            -1.60
         18-Jan-92            -1.10
         25-Jan-92            -1.20
          1-Feb-92            -2.20
          8-Feb-92            -3.00
         15-Feb-92            -3.30
         22-Feb-92            -4.00
         29-Feb-92            -4.60
          7-Mar-92            -6.30
         14-Mar-92            -7.70
         21-Mar-92            -8.00
         28-Mar-92            -8.90
          4-Apr-92            -9.70
         11-Apr-92           -10.60
         18-Apr-92           -11.30
         25-Apr-92           -11.50
          2-May-92           -11.10
          9-May-92           -11.00
         16-May-92           -11.00
         23-May-92           -10.50
         30-May-92           -10.10
          6-Jun-92            -9.20
         13-Jun-92            -8.30
         20-Jun-92            -7.30
         27-Jun-92            -6.00
          4-Jul-92            -5.40
         11-Jul-92            -4.70
         18-Jul-92            -3.90
         25-Jul-92            -1.10
          1-Aug-92            -1.10
          8-Aug-92            -1.10
         15-Aug-92            -1.20
         22-Aug-92            -1.20
         29-Aug-92            -1.20
          5-Sep-92            -1.00
         12-Sep-92            -0.90
         19-Sep-92            -0.70
         26-Sep-92            -1.30
          3-Oct-92            -1.50
         10-Oct-92            -2.40
         17-Oct-92            -2.70
         24-Oct-92            -5.90
         31-Oct-92            -7.10
          7-Nov-92            -8.00
         14-Nov-92            -8.50
         21-Nov-92            -9.60
         28-Nov-92           -11.10
          5-Dec-92           -13.20
         12-Dec-92           -15.20
         19-Dec-92           -17.30
         26-Dec-92           -19.00
          2-Jan-93           -20.20
          9-Jan-93           -20.60
         16-Jan-93           -21.60
         23-Jan-93           -22.20
         30-Jan-93           -22.60
          6-Feb-93           -23.40
         13-Feb-93           -24.50
         20-Feb-93           -24.30
         27-Feb-93           -24.00
          6-Mar-93           -23.10
         13-Mar-93           -22.80
         20-Mar-93           -22.60
         27-Mar-93           -21.30
          3-Apr-93           -20.60
         10-Apr-93           -20.20
         17-Apr-93           -19.80
         24-Apr-93           -19.40
          1-May-93           -19.10
          8-May-93           -18.20
         15-May-93           -17.30
         22-May-93           -17.10
         29-May-93           -16.70
          5-Jun-93           -16.70
         12-Jun-93           -16.30
         19-Jun-93           -15.80
         26-Jun-93           -16.20
          3-Jul-93           -16.60
         10-Jul-93           -17.20
         17-Jul-93           -17.00
         24-Jul-93           -17.90
         31-Jul-93           -17.70
          7-Aug-93           -17.50
         14-Aug-93           -17.40
         21-Aug-93           -17.20
         28-Aug-93           -17.40
          4-Sep-93           -17.70
         11-Sep-93           -17.90
         18-Sep-93           -18.10
         25-Sep-93           -18.00
          2-Oct-93           -17.90
          9-Oct-93           -16.70
         16-Oct-93           -16.30
         23-Oct-93           -14.30
         30-Oct-93           -13.40
          6-Nov-93           -12.70
         13-Nov-93           -12.30
         20-Nov-93           -11.70
         27-Nov-93           -10.50
          4-Dec-93            -9.30
         11-Dec-93            -8.30
         18-Dec-93            -6.80
         25-Dec-93            -5.90
          1-Jan-94            -4.60
          8-Jan-94            -4.30
         15-Jan-94            -3.70
         22-Jan-94            -3.30
         29-Jan-94            -1.40
          5-Feb-94             0.00
         12-Feb-94             1.60
         19-Feb-94             2.00
         26-Feb-94             1.30
          5-Mar-94             1.50
         12-Mar-94             2.00
         19-Mar-94             2.00
         26-Mar-94             1.50
          2-Apr-94             0.90
          9-Apr-94             1.00
         16-Apr-94             1.10
         23-Apr-94             0.50
         30-Apr-94            -0.80
          7-May-94            -0.90
         14-May-94            -1.20
         21-May-94            -0.70
         28-May-94             0.10
          4-Jun-94             0.40
         11-Jun-94             0.50
         18-Jun-94             0.50
         25-Jun-94             1.70
          2-Jul-94             2.30
          9-Jul-94             3.10
         16-Jul-94             3.70
         23-Jul-94             2.60
         30-Jul-94             1.80
          6-Aug-94             0.80
         13-Aug-94             0.30
         20-Aug-94            -0.40
         27-Aug-94            -0.30
          3-Sep-94            -0.40
         10-Sep-94            -0.40
         17-Sep-94            -0.70
         24-Sep-94            -1.30
          1-Oct-94            -1.40
          8-Oct-94            -2.50
         15-Oct-94            -3.70
         22-Oct-94            -2.70
         29-Oct-94            -2.40
          5-Nov-94            -2.70
         12-Nov-94            -2.70
         19-Nov-94            -2.70
         26-Nov-94            -2.90
          3-Dec-94            -3.30
         10-Dec-94            -3.40
         17-Dec-94            -3.00
         24-Dec-94            -2.00
         31-Dec-94            -2.40
          7-Jan-95            -2.50
         14-Jan-95            -2.40
         21-Jan-95            -2.60
         28-Jan-95            -2.70
          4-Feb-95            -4.20
         11-Feb-95            -4.10
         18-Feb-95            -4.20
         25-Feb-95            -4.50
          4-Mar-95            -4.10
         11-Mar-95            -4.20
         18-Mar-95            -4.10
         25-Mar-95            -3.90
          1-Apr-95            -4.20
          8-Apr-95            -4.30
         15-Apr-95            -4.00
         22-Apr-95            -3.40
         29-Apr-95            -2.10
          6-May-95             0.20
         13-May-95             0.30
         20-May-95             1.00
         27-May-95             1.70
          3-Jun-95             1.90
         10-Jun-95             2.60
         17-Jun-95             3.40
         24-Jun-95             3.90
          1-Jul-95             3.90
          8-Jul-95             4.80
         15-Jul-95             6.00
         22-Jul-95             6.10
         29-Jul-95             5.50
          5-Aug-95             5.40
         12-Aug-95             6.00
         19-Aug-95             6.20
         26-Aug-95             6.50
          2-Sep-95             6.30
          9-Sep-95             6.50
         16-Sep-95             6.60
         23-Sep-95             6.50
         30-Sep-95             6.80
          7-Oct-95             6.60
         14-Oct-95             5.90
         21-Oct-95             6.70
         28-Oct-95             7.50
          4-Nov-95             8.20
         11-Nov-95             8.80
         18-Nov-95             9.40
         25-Nov-95             9.90
          2-Dec-95            10.70
          9-Dec-95            10.40
         16-Dec-95            10.40
         23-Dec-95            11.00
         30-Dec-95            11.40
          6-Jan-96            11.90
         13-Jan-96            10.90
         20-Jan-96            12.00
         27-Jan-96            12.60
          3-Feb-96            12.60
         10-Feb-96            12.50
         17-Feb-96            12.20
         24-Feb-96            11.80
          2-Mar-96            11.20
          9-Mar-96            11.20
         16-Mar-96            11.10
         23-Mar-96            12.00
         30-Mar-96            12.30
          6-Apr-96            12.10
         13-Apr-96            12.50
         20-Apr-96            10.90
         27-Apr-96             8.90
          4-May-96             7.20
         11-May-96             6.00
         18-May-96             4.30
         25-May-96             3.00
          1-Jun-96             2.00
          8-Jun-96             1.30
         15-Jun-96            -0.20
         22-Jun-96            -2.50
         29-Jun-96            -4.10
          6-Jul-96            -4.90
         13-Jul-96            -5.80
         20-Jul-96            -7.20
         27-Jul-96            -7.50
          3-Aug-96            -7.50
         10-Aug-96            -7.70
         17-Aug-96            -7.60
         24-Aug-96            -7.40
         31-Aug-96            -7.60
          7-Sep-96            -8.10
         14-Sep-96            -8.30
         21-Sep-96            -8.00
         28-Sep-96            -7.80
          5-Oct-96            -8.20
         12-Oct-96            -7.80
         19-Oct-96            -7.60
         26-Oct-96            -7.50
          2-Nov-96            -7.90
          9-Nov-96            -8.20
         16-Nov-96            -8.40
         23-Nov-96            -8.60
         30-Nov-96            -8.80
          7-Dec-96            -7.90
         14-Dec-96            -7.30
         21-Dec-96            -7.90
         28-Dec-96            -7.60
          4-Jan-97            -7.00
         11-Jan-97            -6.60
         18-Jan-97            -7.10
         25-Jan-97            -7.50
          1-Feb-97            -7.40
          8-Feb-97            -7.90
         15-Feb-97            -8.70
         22-Feb-97            -8.90
          1-Mar-97            -9.10
          8-Mar-97           -10.20
         15-Mar-97           -11.20
         22-Mar-97           -12.90
         29-Mar-97           -14.40
          5-Apr-97           -15.00
         12-Apr-97           -15.50
         19-Apr-97           -15.30
         26-Apr-97           -14.40
          3-May-97           -13.50
         10-May-97           -12.90
         17-May-97           -11.90
         24-May-97           -11.70
         31-May-97           -11.00
          7-Jun-97           -10.50
         14-Jun-97            -9.20
         21-Jun-97            -7.40
         28-Jun-97            -6.20
          5-Jul-97            -5.00
         12-Jul-97            -4.80
         19-Jul-97            -4.20
         26-Jul-97            -4.70
          2-Aug-97            -5.00
          9-Aug-97            -4.40
         16-Aug-97            -3.70
         23-Aug-97            -3.30
         30-Aug-97            -2.80
          6-Sep-97            -2.80
         13-Sep-97            -3.20
         20-Sep-97            -3.50
         27-Sep-97            -4.00
          4-Oct-97            -4.70
         11-Oct-97            -5.20
         18-Oct-97            -4.90
         25-Oct-97            -5.40
          1-Nov-97            -5.60
          8-Nov-97            -5.90
         15-Nov-97            -6.40
         22-Nov-97            -7.00
         29-Nov-97            -7.30
          6-Dec-97            -7.70
         13-Dec-97            -7.80
         20-Dec-97            -7.90
         27-Dec-97            -8.30
          3-Jan-98            -8.50
         10-Jan-98            -7.50
         17-Jan-98            -7.40
         24-Jan-98            -7.10
         31-Jan-98            -7.20
          7-Feb-98            -7.00
         14-Feb-98            -6.60
         21-Feb-98            -5.80
         28-Feb-98            -5.70
          7-Mar-98            -5.10
         14-Mar-98            -4.60
         21-Mar-98            -3.60
         28-Mar-98            -2.70
          4-Apr-98            -2.30
         11-Apr-98            -3.40
         18-Apr-98            -3.10
         25-Apr-98            -2.90
          2-May-98            -3.30
          9-May-98            -3.40
         16-May-98            -3.70
         23-May-98            -3.90
         30-May-98            -3.70
          6-Jun-98            -4.00
         13-Jun-98            -4.20
         20-Jun-98            -3.40
         27-Jun-98            -1.70
          4-Jul-98            -0.90
         11-Jul-98            -0.30
         18-Jul-98             0.00
         25-Jul-98             1.20
          1-Aug-98             2.20
          8-Aug-98             2.10
         15-Aug-98             1.40
         22-Aug-98             0.90
         29-Aug-98             0.40
          5-Sep-98             0.80
         12-Sep-98             1.10
         19-Sep-98            -0.10
         26-Sep-98            -2.10
          3-Oct-98            -2.70
         10-Oct-98            -2.40
         17-Oct-98            -2.70
         24-Oct-98            -3.20
         31-Oct-98            -3.40
          7-Nov-98            -2.90
         14-Nov-98            -1.80
         21-Nov-98            -1.30
         28-Nov-98            -1.00
          5-Dec-98            -0.60
         12-Dec-98            -1.00
         19-Dec-98            -1.00
         26-Dec-98             0.40
          2-Jan-99             1.20
          9-Jan-99             1.60
         16-Jan-99             1.30
         23-Jan-99             1.30
         30-Jan-99             1.20
          6-Feb-99             0.50
         13-Feb-99             0.00
         20-Feb-99            -0.50
         27-Feb-99            -0.70
          6-Mar-99            -1.20
         13-Mar-99            -1.00
         20-Mar-99            -1.10
         27-Mar-99            -2.30
          3-Apr-99            -3.10
         10-Apr-99            -3.30
         17-Apr-99            -3.20
         24-Apr-99            -3.80
          1-May-99            -3.70
          8-May-99            -3.10
         15-May-99            -3.20
         22-May-99            -2.80
         29-May-99            -2.90
          5-Jun-99            -2.60
         12-Jun-99            -3.00
         19-Jun-99            -3.90
         26-Jun-99            -5.50
          3-Jul-99            -7.20
         10-Jul-99            -8.20
         17-Jul-99            -8.20
         24-Jul-99            -8.30
         31-Jul-99            -8.80
          7-Aug-99            -9.40
         14-Aug-99            -9.40
         21-Aug-99            -9.60
         28-Aug-99            -9.50
          4-Sep-99           -10.20
         11-Sep-99            -9.90
         18-Sep-99            -9.30
         25-Sep-99            -7.00
          2-Oct-99            -4.80
          9-Oct-99            -4.70
         16-Oct-99            -5.40
         23-Oct-99            -5.40
         30-Oct-99            -5.20
          6-Nov-99            -5.50
         13-Nov-99            -6.30
         20-Nov-99            -6.60
         27-Nov-99            -6.70
          4-Dec-99            -7.00
         11-Dec-99            -7.40
         18-Dec-99            -7.00
         25-Dec-99            -9.10
          1-Jan-00           -10.20
          8-Jan-00           -10.60
         15-Jan-00           -11.10
         22-Jan-00           -11.30
         29-Jan-00           -11.30
          5-Feb-00           -10.10
         12-Feb-00            -9.20
         19-Feb-00            -9.10
         26-Feb-00            -9.00
          4-Mar-00            -8.50
         11-Mar-00            -8.50
         18-Mar-00            -9.10
         25-Mar-00            -7.90
          1-Apr-00            -8.00
          8-Apr-00            -8.20
         15-Apr-00            -8.30
         22-Apr-00            -7.80
         29-Apr-00            -7.30
          6-May-00            -8.20
         13-May-00            -8.40
         20-May-00            -8.10
         27-May-00            -8.20
          3-Jun-00            -8.20
         10-Jun-00            -7.30
         17-Jun-00            -6.50
         24-Jun-00            -5.70
          1-Jul-00            -4.90
          8-Jul-00            -3.40
         15-Jul-00            -2.20
         22-Jul-00            -1.80
         29-Jul-00            -1.90
          5-Aug-00            -1.20
         12-Aug-00            -0.10
         19-Aug-00             1.20
         26-Aug-00             2.30
          2-Sep-00             3.10
          9-Sep-00             4.10
         16-Sep-00             4.90
         23-Sep-00             4.50
         30-Sep-00             4.30
          7-Oct-00             4.60
         14-Oct-00             5.10
         21-Oct-00             5.80
         28-Oct-00             6.40
          4-Nov-00             7.40
         11-Nov-00             8.00
         18-Nov-00             8.80
         25-Nov-00             9.90
          2-Dec-00            11.00
          9-Dec-00            11.60
         16-Dec-00            12.60
         23-Dec-00            15.50
         30-Dec-00            17.50
          6-Jan-01            18.40
         13-Jan-01            17.60
         20-Jan-01            18.50
         27-Jan-01            20.00
          3-Feb-01            21.00
         10-Feb-01            20.90
         17-Feb-01            20.70
         24-Feb-01            21.30
          3-Mar-01            22.50
         10-Mar-01            24.40
         17-Mar-01            25.30
         24-Mar-01            25.70
         31-Mar-01            26.30
          7-Apr-01            29.30
         14-Apr-01            33.30
         21-Apr-01            36.40
         28-Apr-01            37.80
          5-May-01            37.50
         12-May-01            38.90

Source: Data Research International

INTERNATIONAL ECONOMIC ACTIVITY
Each week ISI constructs a comprehensive economic gauge for international economic activity. The survey spans the industrialized world, categorizes each economic release into a strong or weak report, and the weekly readings are made into a one quarter (13 week) moving average. Currently, the reading, -12.8, means there have been 12.8 more signs of weakness than strength each week for the last 13 weeks. A change in direction of this indicator is important for gauging a change in world activity.

INTERNATIONAL STRENGTH / WEAKNESS
13 WEEK AVERAGE

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 Weekly Ratings

          2-Jan-95             7.92
          9-Jan-95             7.39
         16-Jan-95             6.69
         23-Jan-95             5.62
         30-Jan-95             5.46
          6-Feb-95             6.00
         13-Feb-95             5.00
         20-Feb-95             5.46
         27-Feb-95             6.23
          6-Mar-95             6.69
         13-Mar-95             6.15
         20-Mar-95             6.85
         27-Mar-95             7.46
          3-Apr-95             6.46
         10-Apr-95             7.46
         17-Apr-95             7.00
         24-Apr-95             6.31
          1-May-95             6.31
          8-May-95             5.39
         15-May-95             5.69
         22-May-95             3.54
         29-May-95             1.92
          5-Jun-95            -0.08
         12-Jun-95            -0.85
         19-Jun-95            -1.62
         26-Jun-95            -1.15
          3-Jul-95            -1.77
         10-Jul-95            -1.92
         17-Jul-95            -1.31
         24-Jul-95            -1.92
         31-Jul-95            -2.92
          7-Aug-95            -3.54
         14-Aug-95            -3.31
         21-Aug-95            -3.00
         28-Aug-95            -2.77
          4-Sep-95            -3.15
         11-Sep-95            -2.62
         18-Sep-95            -2.62
         25-Sep-95            -3.69
          2-Oct-95            -3.92
          9-Oct-95            -4.92
         16-Oct-95            -5.31
         23-Oct-95            -5.15
         30-Oct-95            -5.46
          6-Nov-95            -4.00
         13-Nov-95            -4.85
         20-Nov-95            -5.00
         27-Nov-95            -4.85
          4-Dec-95            -4.62
         11-Dec-95            -4.46
         18-Dec-95            -4.54
         25-Dec-95            -3.15
          1-Jan-96            -2.92
          8-Jan-96            -2.54
         15-Jan-96            -3.08
         22-Jan-96            -3.92
         29-Jan-96            -3.31
          5-Feb-96            -3.46
         12-Feb-96            -4.00
         19-Feb-96            -2.62
         26-Feb-96            -2.23
          4-Mar-96            -1.92
         11-Mar-96            -2.77
         18-Mar-96            -3.69
         25-Mar-96            -5.00
          1-Apr-96            -5.39
          8-Apr-96            -6.08
         15-Apr-96            -5.54
         22-Apr-96            -4.92
         29-Apr-96            -5.15
          6-May-96            -5.46
         13-May-96            -5.69
         20-May-96            -6.92
         27-May-96            -5.85
          3-Jun-96            -5.77
         10-Jun-96            -5.23
         17-Jun-96            -5.00
         24-Jun-96            -4.69
          1-Jul-96            -5.15
          8-Jul-96            -4.85
         15-Jul-96            -4.23
         22-Jul-96            -4.69
         29-Jul-96            -5.46
          5-Aug-96            -6.31
         12-Aug-96            -5.77
         19-Aug-96            -5.31
         26-Aug-96            -5.15
          2-Sep-96            -4.77
          9-Sep-96            -3.00
         16-Sep-96            -2.85
         23-Sep-96            -2.62
         30-Sep-96            -1.85
          7-Oct-96            -0.62
         14-Oct-96            -1.39
         21-Oct-96            -0.62
         28-Oct-96             0.62
          4-Nov-96             2.31
         11-Nov-96             2.46
         18-Nov-96             3.77
         25-Nov-96             5.08
          2-Dec-96             6.31
          9-Dec-96             5.39
         16-Dec-96             6.23
         23-Dec-96             5.39
         30-Dec-96             5.85
          6-Jan-97             5.15
         13-Jan-97             4.69
         20-Jan-97             4.62
         27-Jan-97             4.54
          3-Feb-97             4.08
         10-Feb-97             4.85
         17-Feb-97             4.15
         24-Feb-97             1.92
          3-Mar-97             1.92
         10-Mar-97             1.08
         17-Mar-97             1.92
         24-Mar-97             3.23
         31-Mar-97             2.62
          7-Apr-97             2.62
         14-Apr-97             2.54
         21-Apr-97             2.15
         28-Apr-97             1.39
          5-May-97             0.39
         12-May-97            -0.15
         19-May-97            -0.77
         26-May-97            -0.77
          2-Jun-97            -2.00
          9-Jun-97            -1.39
         16-Jun-97            -3.08
         23-Jun-97            -3.31
         30-Jun-97            -3.54
          7-Jul-97            -2.54
         14-Jul-97            -0.31
         21-Jul-97            -0.23
         28-Jul-97             2.15
          4-Aug-97             3.69
         11-Aug-97             5.00
         18-Aug-97             6.15
         25-Aug-97             7.00
          1-Sep-97             8.62
          8-Sep-97             8.69
         15-Sep-97             9.46
         22-Sep-97            10.00
         29-Sep-97            11.31
          6-Oct-97            10.77
         13-Oct-97            11.15
         20-Oct-97            10.54
         27-Oct-97             9.46
          3-Nov-97             8.77
         10-Nov-97             8.54
         17-Nov-97             7.46
         24-Nov-97             6.46
          1-Dec-97             4.92
          8-Dec-97             4.08
         15-Dec-97             3.92
         22-Dec-97             3.15
         29-Dec-97             1.15
          5-Jan-98            -0.15
         12-Jan-98            -2.15
         19-Jan-98            -0.23
         26-Jan-98            -0.54
          2-Feb-98            -2.00
          9-Feb-98            -3.54
         16-Feb-98            -4.31
         23-Feb-98            -4.85
          2-Mar-98            -4.85
          9-Mar-98            -5.23
         16-Mar-98            -5.08
         23-Mar-98            -6.46
         30-Mar-98            -5.31
          6-Apr-98            -4.85
         13-Apr-98            -4.39
         20-Apr-98            -5.92
         27-Apr-98            -5.31
          4-May-98            -4.23
         11-May-98            -2.85
         18-May-98            -2.00
         25-May-98            -3.08
          1-Jun-98            -3.77
          8-Jun-98            -3.31
         15-Jun-98            -5.77
         22-Jun-98            -6.85
         29-Jun-98            -8.31
          6-Jul-98            -9.31
         13-Jul-98            -9.85
         20-Jul-98            -9.39
         27-Jul-98            -9.69
          3-Aug-98            -9.23
         10-Aug-98            -9.92
         17-Aug-98           -11.15
         24-Aug-98           -10.54
         31-Aug-98           -10.69
          7-Sep-98           -11.46
         14-Sep-98            -8.54
         21-Sep-98            -6.46
         28-Sep-98            -5.77
          5-Oct-98            -5.62
         12-Oct-98            -5.31
         19-Oct-98            -5.92
         26-Oct-98            -5.85
          2-Nov-98            -6.62
          9-Nov-98            -6.62
         16-Nov-98            -6.00
         23-Nov-98            -7.08
         30-Nov-98            -7.46
          7-Dec-98            -6.85
         14-Dec-98            -8.15
         21-Dec-98            -7.46
         28-Dec-98            -7.77
          4-Jan-99            -7.08
         11-Jan-99            -6.85
         18-Jan-99            -6.46
         25-Jan-99            -7.23
          1-Feb-99            -6.31
          8-Feb-99            -5.46
         15-Feb-99            -5.23
         22-Feb-99            -4.15
          1-Mar-99            -2.54
          8-Mar-99            -2.46
         15-Mar-99            -1.85
         22-Mar-99            -3.15
         29-Mar-99            -2.08
          5-Apr-99            -1.77
         12-Apr-99            -1.08
         19-Apr-99            -0.46
         26-Apr-99             1.31
          3-May-99             2.46
         10-May-99             1.46
         17-May-99             1.77
         24-May-99             4.62
         31-May-99             3.39
          7-Jun-99             4.69
         14-Jun-99             5.62
         21-Jun-99             6.46
         28-Jun-99             7.15
          5-Jul-99             8.39
         12-Jul-99             9.39
         19-Jul-99             9.54
         26-Jul-99            10.85
          2-Aug-99            11.08
          9-Aug-99            13.00
         16-Aug-99            14.39
         23-Aug-99            13.08
         30-Aug-99            14.23
          6-Sep-99            14.23
         13-Sep-99            13.54
         20-Sep-99            13.62
         27-Sep-99            14.85
          4-Oct-99            15.15
         11-Oct-99            15.39
         18-Oct-99            15.62
         25-Oct-99            14.23
          1-Nov-99            13.00
          8-Nov-99            11.23
         15-Nov-99            10.46
         22-Nov-99             9.39
         29-Nov-99             9.23
          6-Dec-99             8.92
         13-Dec-99            10.39
         20-Dec-99            10.85
         27-Dec-99            10.77
          3-Jan-00            11.15
         10-Jan-00            10.77
         17-Jan-00            11.46
         24-Jan-00            11.85
         31-Jan-00            11.69
          7-Feb-00            11.69
         14-Feb-00            12.54
         21-Feb-00            14.54
         28-Feb-00            15.31
          6-Mar-00            17.00
         13-Mar-00            17.23
         20-Mar-00            17.15
         27-Mar-00            17.62
          3-Apr-00            16.23
         10-Apr-00            16.62
         17-Apr-00            15.77
         24-Apr-00            15.15
          1-May-00            14.54
          8-May-00            14.31
         15-May-00            12.77
         22-May-00            12.69
         29-May-00            11.31
          5-Jun-00             9.15
         12-Jun-00             8.85
         19-Jun-00             9.54
         26-Jun-00             7.92
          3-Jul-00             8.23
         10-Jul-00             7.15
         17-Jul-00             6.00
         24-Jul-00             6.62
         31-Jul-00             7.77
          7-Aug-00             8.00
         14-Aug-00             9.00
         21-Aug-00             7.92
         28-Aug-00             8.92
          4-Sep-00             8.39
         11-Sep-00             7.31
         18-Sep-00             5.69
         25-Sep-00             5.08
          2-Oct-00             7.23
          9-Oct-00             6.15
         16-Oct-00             7.15
         23-Oct-00             5.92
         30-Oct-00             4.46
          6-Nov-00             3.39
         13-Nov-00             1.92
         20-Nov-00             1.31
         27-Nov-00             0.62
          4-Dec-00             0.54
         11-Dec-00            -0.62
         18-Dec-00            -0.77
         25-Dec-00             0.92
          1-Jan-01            -2.08
          8-Jan-01            -1.92
         15-Jan-01            -1.92
         22-Jan-01            -1.15
         29-Jan-01            -1.00
          5-Feb-01            -2.39
         12-Feb-01            -1.15
         19-Feb-01            -1.08
         26-Feb-01            -0.46
          5-Mar-01            -4.08
         12-Mar-01            -3.92
         19-Mar-01            -3.92
         26-Mar-01            -7.08
          2-Apr-01            -6.31
          9-Apr-01            -8.15
         16-Apr-01            -9.00
         23-Apr-01           -10.62
         30-Apr-01           -12.92
          7-May-01           -12.85

Source: ISI, Inc.

--------------------------------------------------------------------------------
                                        6

Total Return US Treasury Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

TOTAL RETURN US TREASURY FUND--CLASS A SHARES, LEHMAN BROTHERS INTERMEDIATE TREASURY INDEX, LEHMAN BROTHERS TREASURY INDEX AND LEHMAN BROTHERS LONG-TERM TREASURY INDEX GROWTH OF A $10,000 INVESTMENT (SINCE AUGUST 10, 1988)

                                [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       US$


             Total Return US Treasury Fund--  Lehman Brothers Intermediate      Lehman Brothers          Lehman Brothers Long-Term
                 Class A Shares $26,594          Treasury Index $25,867      Treasury Index $27,759      Treasury Index $33,948
    8/10/88              $10,000                        $10,000                    $10,000                      $10,000
    9/30/88               10,160                         10,173                     10,223                       10,370
   10/31/88               10,310                         10,312                     10,407                       10,685
   11/30/88               10,210                         10,224                     10,280                       10,446
   12/31/88               10,241                         10,233                     10,321                       10,581
    1/31/89               10,384                         10,334                     10,454                       10,804
    2/28/89               10,302                         10,289                     10,363                       10,579
    3/31/89               10,354                         10,341                     10,431                       10,692
    4/30/89               10,521                         10,550                     10,655                       10,964
    5/31/89               10,763                         10,751                     10,909                       11,367
    6/30/89               11,154                         11,027                     11,283                       12,017
    7/31/89               11,422                         11,255                     11,525                       12,301
    8/31/89               11,122                         11,100                     11,326                       11,973
    9/30/89               11,133                         11,151                     11,373                       12,008
   10/31/89               11,534                         11,387                     11,675                       12,491
   11/30/89               11,643                         11,498                     11,787                       12,605
   12/31/89               11,621                         11,531                     11,806                       12,582
    1/31/90               11,308                         11,456                     11,630                       12,130
    2/28/90               11,275                         11,496                     11,651                       12,094
    3/31/90               11,264                         11,509                     11,647                       12,045
    4/30/90               11,023                         11,469                     11,540                       11,757
    5/31/90               11,449                         11,714                     11,864                       12,302
    6/30/90               11,669                         11,867                     12,052                       12,585
    7/31/90               11,787                         12,032                     12,205                       12,705
    8/31/90               11,353                         11,988                     12,029                       12,169
    9/30/90               11,460                         12,095                     12,145                       12,310
   10/31/90               11,699                         12,265                     12,345                       12,592
   11/30/90               12,168                         12,448                     12,618                       13,117
   12/31/90               12,337                         12,621                     12,815                       13,377
    1/31/91               12,472                         12,751                     12,952                       13,534
    2/28/91               12,507                         12,824                     13,021                       13,594
    3/31/91               12,533                         12,893                     13,087                       13,648
    4/30/91               12,669                         13,026                     13,231                       13,822
    5/31/91               12,657                         13,097                     13,280                       13,809
    6/30/91               12,583                         13,108                     13,260                       13,707
    7/31/91               12,748                         13,251                     13,415                       13,911
    8/31/91               13,106                         13,501                     13,726                       14,391
    9/30/91               13,493                         13,732                     14,016                       14,845
   10/31/91               13,557                         13,888                     14,141                       14,877
   11/30/91               13,635                         14,051                     14,282                       14,961
   12/31/91               14,387                         14,401                     14,776                       15,852
    1/31/92               13,915                         14,257                     14,540                       15,354
    2/29/92               13,976                         14,301                     14,596                       15,445
    3/31/92               13,876                         14,243                     14,508                       15,274
    4/30/92               13,923                         14,371                     14,599                       15,260
    5/31/92               14,147                         14,585                     14,868                       15,683
    6/30/92               14,319                         14,797                     15,083                       15,910
    7/31/92               14,699                         15,085                     15,468                       16,573
    8/31/92               14,788                         15,242                     15,614                       16,687
    9/30/92               14,963                         15,458                     15,842                       16,950
   10/31/92               14,773                         15,268                     15,609                       16,594
   11/30/92               14,751                         15,203                     15,577                       16,657
   12/31/92               15,016                         15,402                     15,842                       17,114
    1/31/93               15,401                         15,692                     16,182                       17,602
    2/28/93               15,839                         15,925                     16,507                       18,191
    3/31/93               15,854                         15,983                     16,562                       18,236
    4/30/93               16,015                         16,110                     16,692                       18,376
    5/31/93               16,015                         16,063                     16,671                       18,437
    6/30/93               16,536                         16,299                     17,044                       19,215
    7/31/93               16,685                         16,331                     17,145                       19,525
    8/31/93               17,183                         16,577                     17,526                       20,310
    9/30/93               17,274                         16,645                     17,595                       20,381
   10/31/93               17,333                         16,684                     17,661                       20,528
   11/30/93               17,012                         16,600                     17,467                       20,002
   12/31/93               17,076                         16,669                     17,535                       20,066
    1/31/94               17,343                         16,835                     17,776                       20,547
    2/28/94               16,928                         16,599                     17,394                       19,704
    3/31/94               16,510                         16,359                     17,004                       18,839
    4/30/94               16,363                         16,254                     16,871                       18,616
    5/31/94               16,317                         16,266                     16,851                       18,493
    6/30/94               16,235                         16,270                     16,813                       18,318
    7/31/94               16,588                         16,481                     17,119                       18,938
    8/31/94               16,559                         16,528                     17,123                       18,799
    9/30/94               16,268                         16,393                     16,883                       18,207
   10/31/94               16,255                         16,398                     16,872                       18,144
   11/30/94               16,244                         16,323                     16,838                       18,251
   12/31/94               16,392                         16,375                     16,942                       18,532
    1/31/95               16,702                         16,641                     17,255                       19,007
    2/28/95               17,068                         16,959                     17,623                       19,546
    3/31/95               17,146                         17,052                     17,734                       19,715
    4/30/95               17,370                         17,249                     17,966                       20,067
    5/31/95               18,327                         17,736                     18,693                       21,606
    6/30/95               18,480                         17,853                     18,840                       21,858
    7/31/95               18,299                         17,861                     18,770                       21,509
    8/31/95               18,566                         18,004                     18,988                       21,986
    9/30/95               18,796                         18,124                     19,170                       22,390
   10/31/95               19,196                         18,327                     19,466                       23,017
   11/30/95               19,561                         18,550                     19,768                       23,593
   12/31/95               19,947                         18,736                     20,051                       24,220
    1/31/96               19,972                         18,897                     20,177                       24,220
    2/29/96               19,312                         18,695                     19,764                       23,050
    3/31/96               19,008                         18,603                     19,593                       22,591
    4/30/96               18,781                         18,549                     19,467                       22,213
    5/31/96               18,728                         18,540                     19,436                       22,098
    6/30/96               19,009                         18,724                     19,682                       22,568
    7/31/96               19,035                         18,781                     19,729                       22,577
    8/31/96               18,882                         18,805                     19,688                       22,295
    9/30/96               19,267                         19,045                     20,011                       22,910
   10/31/96               19,856                         19,357                     20,451                       23,811
   11/30/96               20,387                         19,589                     20,805                       24,606
   12/31/96               19,987                         19,483                     20,591                       24,009
    1/31/97               19,912                         19,555                     20,612                       23,838
    2/28/97               19,897                         19,584                     20,637                       23,848
    3/31/97               19,594                         19,468                     20,414                       23,238
    4/30/97               19,891                         19,686                     20,707                       23,799
    5/31/97               20,085                         19,840                     20,886                       24,066
    6/30/97               20,385                         20,008                     21,119                       24,530
    7/31/97               21,235                         20,383                     21,725                       25,971
    8/31/97               20,839                         20,301                     21,505                       25,248
    9/30/97               21,208                         20,522                     21,831                       25,943
   10/31/97               21,643                         20,763                     22,212                       26,817
   11/30/97               21,800                         20,811                     22,327                       27,173
   12/31/97               22,110                         20,981                     22,562                       27,629
    1/31/98               22,443                         21,263                     22,908                       28,191
    2/28/98               22,341                         21,235                     22,840                       27,989
    3/31/98               22,391                         21,298                     22,902                       28,047
    4/30/98               22,442                         21,399                     23,004                       28,152
    5/31/98               22,760                         21,547                     23,243                       28,689
    6/30/98               23,125                         21,692                     23,511                       29,356
    7/31/98               23,086                         21,777                     23,548                       29,233
    8/31/98               23,997                         22,208                     24,187                       30,552
    9/30/98               24,685                         22,744                     24,861                       31,671
   10/31/98               24,349                         22,789                     24,782                       31,192
   11/30/98               24,517                         22,704                     24,776                       31,431
   12/31/98               24,498                         22,790                     24,825                       31,365
    1/31/99               24,647                         22,890                     24,969                       31,648
    2/28/99               23,797                         22,556                     24,332                       30,092
    3/31/99               23,804                         22,706                     24,425                       30,022
    4/30/99               23,884                         22,770                     24,483                       30,065
    5/31/99               23,601                         22,625                     24,255                       29,592
    6/30/99               23,438                         22,666                     24,204                       29,279
    7/31/99               23,347                         22,687                     24,183                       29,138
    8/31/99               23,256                         22,733                     24,187                       29,024
    9/30/99               23,437                         22,910                     24,372                       29,239
   10/31/99               23,419                         22,939                     24,399                       29,257
   11/30/99               23,302                         22,949                     24,352                       29,059
   12/31/99               23,108                         22,884                     24,191                       28,624
    1/31/00               23,368                         22,822                     24,254                       29,032
    2/29/00               23,860                         23,000                     24,618                       29,908
    3/31/00               24,482                         23,293                     25,107                       30,932
    4/30/00               24,412                         23,277                     25,028                       30,684
    5/31/00               24,342                         23,375                     25,066                       30,573
    6/30/00               24,741                         23,712                     25,489                       31,235
    7/31/00               25,063                         23,872                     25,751                       31,772
    8/31/00               25,518                         24,121                     26,130                       32,497
    9/30/00               25,314                         24,306                     26,150                       32,103
   10/31/00               25,642                         24,467                     26,405                       32,605
   11/30/00               26,212                         24,821                     26,946                       33,634
   12/31/00               26,758                         25,233                     27,461                       34,426
    1/31/01               26,821                         25,531                     27,683                       34,484
    2/28/01               27,210                         25,766                     28,018                       35,074
    3/31/01               27,136                         25,970                     28,108                       34,898
    4/30/01               26,594                         25,867                     27,759                       33,948

                                                                               CUMULATIVE                           AVERAGE ANNUAL
                                                                            TOTAL RETURNS                            TOTAL RETURNS
   Periods ended                             6 Months   1 Year 5 Years  10 Years    Since   1 Year  5 Years  10 Years        Since
   April 30, 2001                                                             Inception 3                              Inception 3

 Total Return US Treasury Fund--Class A Shares  3.71%    8.94%   41.60%  109.91%  165.94%     8.94%    7.20%     7.70%       7.99%
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Intermediate Treasury Index 2  5.73%   11.13%   39.46%   98.59%  158.67% 4  11.13%    6.88%     7.10%       7.79% 4
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Treasury Index 2               5.13%   10.91%   42.59%  109.80%  177.59% 4  10.91%    7.35%     7.69%       8.39% 4
------------------------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Long-Term Treasury Index 2     4.42%   10.64%   52.83%  145.62%  239.48% 4  10.64%    8.85%     9.40%      10.13% 4
------------------------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of sales charges. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each USTreasury sector.Currently, the Fund's weighted average maturity is approximately 12.10 years.
2 The Lehman Brothers Treasury Index is an unmanaged index that reflects the performance of all public obligations and does not focus on any one particular segment of the Treasury market. The Lehman Brothers Long-Term Treasury Index and the Lehman Brothers Intermediate Treasury Index are unmanaged and reflect the performance of US Treasury securities in their respective sectors. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
3 August 10, 1988.
4 The Since Inception benchmark returns are for the periods beginning August 31, 1988.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the Fund's total return according to a standardized formula for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the maximum 4.50% initial sales charge for the Class A Shares. Returns would be higher for Deutsche Asset Management Class A Shares investors who qualified for a lower initial sales charge.

The SEC total return figures may differ from total return figures in the shareholder letter because the SEC figures include the impact of sales charges while the total return figures in the shareholder letter do not. Any performance figures shown are for the full period indicated.

These figures assume the reinvestment of dividend and capital gain distributions.


                                                                                     AVERAGE ANNUAL TOTAL RETURNS 1
   Periods Ended                                                           1 Year     5 Years   10 Years      Since
   April 30, 2001                                                                                       Inception 2
   -----------------------------------------------------------------------------------------------------------------
   Total Return US Treasury--Class A Shares                                 4.04%       6.22%      7.20%      7.60%
   -----------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
2 August 10, 1988.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

                                                               MATURITY               PAR
 TREASURY SERIES                                                   DATE             (000)             MARKET VALUE

US TREASURY BONDS--73.11%
     10.375% .......................................           11/15/12           $28,750             $ 36,665,249
     7.50% .........................................           11/15/16            16,500               19,276,636
     8.875% ........................................            2/15/19            16,500               21,903,750
     8.125% ........................................            8/15/19            35,000               43,651,580
     8.50% .........................................            2/15/20            41,000               52,986,104
     7.125% ........................................            2/15/23             6,200                7,094,158
                                                                                                      ------------
TOTAL US TREASURY BONDS (Cost $187,251,129) .....................................................      181,577,477
                                                                                                      ------------

ZERO COUPON US TREASURY BONDS (STRIPS)--2.97%
     6.159% 1                                                   5/15/17            19,500                7,370,610
                                                                                                      ------------
TOTAL ZERO COUPON US TREASURY BONDS (STRIPS) (Cost $8,030,848) ..................................        7,370,610
                                                                                                      ------------

REPURCHASE AGREEMENTS--22.45%
   Goldman Sachs & Co.
     Dated 4/30/01, 4.450%, principal and interest in the amount of $18,592,298, due 5/1/01, collateralized by US Treasury Note, par value of $5,457,000, coupon rate
     6.375%, due 4/30/02, market value of $5,580,634, and US Treasury Bond, par value of $12,848,000 coupon rate 6.125%, due 8/15/29, market value of
     $13,381,253 (Cost $18,590,000) .............................................................       18,590,000
   J.P. Morgan Securities Inc.
     Dated 4/30/01, 4.370%, principal and interest in the amount of $18,592,257, due 5/1/01, collateralized by US Treasury Note, par value of $19,150,000, coupon rate 4.750%, due 11/15/08, market value of $18,961,943 (Cost
     $18,590,000) ...............................................................................       18,590,000
   Morgan Stanley & Co.
     Dated 4/30/01, 4.370%, principal and interest in the amount of $18,592,257, due 5/1/01, collateralized by US Treasury Note, par value of $17,145,000, coupon rate 7.000%, due 7/15/06, market value of $19,060,249 (Cost
     $18,590,000) ...............................................................................       18,590,000
                                                                                                      ------------
TOTAL REPURCHASE AGREEMENTS (Cost $55,770,000) ..................................................       55,770,000
                                                                                                      ------------
TOTAL INVESTMENTS--98.53% (Cost $251,051,977) ...................................................      244,718,087

OTHER ASSETS IN EXCESS OF LIABILITIES--1.47% ....................................................        3,656,481
                                                                                                      ------------
NET ASSETS--100.00% .............................................................................     $248,374,568
                                                                                                      ============

--------------------------------------------------------------------------------

1 Yield as of April 30, 2001.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                 APRIL 30, 2001

ASSETS
   Investments, at value (cost $251,051,977) ................      $244,718,087
   Cash .....................................................               274
   Receivable for capital shares sold .......................           947,945
   Dividend and interest receivable .........................         3,659,887
   Prepaid expenses and other ...............................           115,109
                                                                   ------------
   Total assets .............................................       249,441,302
                                                                   ------------
LIABILITIES
   Payable for capital shares redeemed ......................           249,821
   Dividend payable .........................................           520,711
   Accounting fees payable ..................................             6,376
   Administration fees payable ..............................            19,593
   Advisory fees payable ....................................            54,449
   Custody fees payable .....................................            40,183
   Transfer fees payable ....................................             5,361
   Accrued expenses and other ...............................           170,240
                                                                   ------------
Total liabilities ...........................................         1,066,734
                                                                   ------------
NET ASSETS ..................................................      $248,374,568
                                                                   ------------
COMPOSITION OF NET ASSETS
   Paid-in capital ..........................................      $261,157,106
   Distributions in excess of net investment income .........        (2,756,314)
   Accumulated net realized loss from investment transactions        (3,692,334)
   Net unrealized depreciation on investments ...............        (6,333,890)
                                                                   ------------
NET ASSETS ..................................................      $248,374,568
                                                                   ------------
NET ASSET VALUE PER SHARE
   Class A Shares 1 .........................................      $       9.62
                                                                   ============
   ISI Shares 2 .............................................      $       9.62
                                                                   ============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $109,399,789 and 11,373,870 shares outstanding). Maximum offering price per share was $10.07 ($9.62 (DIVIDE) 0.9555).
2 Net asset value and redemption price per share (based on net assets of $138,974,779 and 14,449,382 shares outstanding). Maximum offering price per share was $10.07 ($9.62 (DIVIDE) 0.9555).

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)


                                                            FOR THE SIX MONTHS ENDED
                                                                      APRIL 30, 2001
INVESTMENT INCOME
   Interest ........................................................     $6,853,731
                                                                         ----------
EXPENSES
   Investment advisory fee .........................................        329,745
   Distribution fees:
      Class A Shares ...............................................        137,032
      ISI Shares ...................................................        172,595
   Administration fee ..............................................        121,221
   Transfer agent fee ..............................................         84,996
   Accounting fees .................................................         38,410
   Professional fees ...............................................         25,424
   Registration fees ...............................................         19,561
   Custody fees ....................................................         18,988
   Shareholder reporting fees ......................................         16,886
   Directors' fees .................................................         10,215
   Miscellaneous ...................................................            165
                                                                         ----------
Total expenses .....................................................        975,238
                                                                         ----------
NET INVESTMENT INCOME ..............................................     $5,878,493
                                                                         ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain from investment transactions ..................        593,137
   Net change in unrealized appreciation/depreciation of investments      2,627,847
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ....................      3,220,984
                                                                         ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .........................     $9,099,477
                                                                         ==========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                  FOR THE SIX               FOR THE
                                                                 MONTHS ENDED            YEAR ENDED
                                                             APRIL 30, 2001 1      OCTOBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ...............................         $  5,878,493          $ 12,736,805
   Net realized gain (loss) from investment transactions              593,137            (4,082,643)
   Net change in unrealized appreciation/depreciation
     on investments ....................................            2,627,847            13,794,970
                                                                 ------------          ------------
Net increase in net assets from operations .............            9,099,477            22,449,132
                                                                 ------------          ------------
DIVIDENDS TO SHAREHOLDERS
   Net investment income and short-term gains:
      Class A Shares ...................................           (3,583,622)           (5,483,969)
      ISI Shares .......................................           (4,512,196)           (7,204,336)
   Return of capital:
      Class A Shares ...................................                   --            (1,838,984)
      ISI Shares .......................................                   --            (2,415,888)
                                                                 ------------          ------------
Total distributions ....................................           (8,095,818)          (16,943,177)
                                                                 ------------          ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares ........................           31,246,963            30,423,355
   Dividend reinvestments ..............................            5,040,234            10,582,386
   Cost of shares redeemed .............................          (32,439,928)          (69,405,361)
                                                                 ------------          ------------
Increase (decrease) in net assets from
   capital share transactions ..........................            3,847,269           (28,399,620)
                                                                 ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................            4,850,928           (22,893,665)
NET ASSETS
   Beginning of period .................................          243,523,640           266,417,305
                                                                 ------------          ------------
   End of period (including distributions in excess of
     net investment income of $(2,756,314) and
     $(538,989), respectively) .........................         $248,374,568          $243,523,640
                                                                 ============          ============

--------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 CLASS A SHARES                         FOR THE SIX
                                       MONTHS ENDED
                                          APRIL 30,                                          FOR THE YEARS ENDED OCTOBER 31,
                                             2001 1          2000           1999          1998           1997           1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD         $ 9.57        $ 9.35         $10.62        $10.04         $ 9.83         $10.19
                                             ------        ------         ------        ------         ------         ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ............          0.23          0.50           0.64          0.51           0.55           0.56
   Net realized and unrealized gain
     (loss) on investments ..........          0.14          0.38          (1.03)         0.71           0.30          (0.23)
                                             ------        ------         ------        ------         ------         ------
Total from investment operations ....          0.37          0.88          (0.39)         1.22           0.85           0.33
                                             ------        ------         ------        ------         ------         ------
DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment
     income and short-term gains ....         (0.32)        (0.50)         (0.71)        (0.64)         (0.55)         (0.65)
   Tax return of capital distribution            --            --             --            --          (0.08)            --
   Distributions in excess of net
     investment income ..............            --         (0.16)            --            --          (0.01)         (0.04)
   Net realized long-term gains .....            --            --          (0.17)           --             --             --
                                             ------        ------         ------        ------         ------         ------
Total distributions .................         (0.32)        (0.66)         (0.88)        (0.64)         (0.64)         (0.69)
                                             ------        ------         ------        ------         ------         ------
NET ASSET VALUE, END OF PERIOD ......        $ 9.62        $ 9.57         $ 9.35        $10.62         $10.04         $ 9.83
                                             ======        ======         ======        ======         ======         ======
TOTAL INVESTMENT RETURN 2 ...........          3.71%         9.49%         (3.82)%       12.50%          9.00%          3.44%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted):
     Class A Shares .................      $109,400      $106,796       $114,886      $122,785       $122,229       $143,791
     ISI Shares .....................      $138,975      $136,728       $151,532      $171,336       $171,074       $193,486
   Ratios to average net assets:
     Net investment income ..........          4.75% 3       5.10%          4.68%         4.98%          5.62%          5.69%
     Expenses .......................          0.79% 3       0.82%          0.81%         0.85%          0.83%          0.81%
   Portfolio turnover rate ..........            14%           15%            77%          179%            92%           199%

--------------------------------------------------------------------------------

1 Unaudited.
2 Total return excludes the effect of sales charges.
3 Annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Total Return US Treasury Fund (the 'Fund'), which was organized as a Maryland Corporation on June 3, 1988 and began operations August 10, 1988, is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. It is designed to provide a high level of total return with relative stability of principal as well as the secondary objective of high current income consistent with an investment in securities issued by the United States Treasury.

The Fund consists of two share classes: Deutsche Asset Management Total Return US Treasury Fund--Class A Shares ('Class A Shares') and ISI Total Return US Treasury Fund Shares ('ISI Shares'), both of which began operations August 10, 1988. Another class of shares, Deutsche Asset Management Total Return US Treasury Fund--Class B Shares (formerly Flag Investors Total Return US Treasury Fund Class B Shares) began operations June 20, 1996. The sale of Class B Shares was terminated and existing Class B Shares were converted to Class A shares on May 14, 1999. Prior to April 9, 2001, the Class A Shares were known as Flag Investors Total Return US Treasury Class A Shares.

The Class A Shares have a 4.50% maximum front-end sales charge and the ISI Shares have a 4.45% maximum front-end sales charge. The classes have the same distribution fees.

B. VALUATION OF SECURITIES
The Fund values a portfolio security that is primarily traded on a national exchange by using the last price reported for the day by an independent pricing source. If there are no sales or the security is not traded on a listed exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available, or may be unreliable, the security's fair value is determined using procedures that the Board of Directors establishes and monitors. At April 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost which approximates fair market value.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND OTHER
The Fund uses the trade date to account for securities transactions and the specific identification cost method for financial reporting and income tax purposes to determine the gain or loss on investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Income, gains and common expenses are allocated to each class based on its respective average net assets. Class specific expenses are charged directly to each class. Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of net investment income are due to differing tax treatments of dividends declared.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on all fixed-income securities. Management expects that there will be no impact to the Fund as a result of the adoption of these principles to the Fund's financial statements.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

F. FEDERAL INCOME TAXES
The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. The Fund has capital loss carryovers of $4,285,472 expiring October 31, 2008.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

G. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER FEES
International Strategy & Investment, Inc. ('ISI') is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ISI an annual fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, the Fund pays ISI 1.5% of the Fund's gross income.

Investment Company Capital Corp. ('ICCC'), an indirect subsidiary of Deutsche Bank AG, is the Fund's administrator. As compensation for its administrative services, the Fund pays ICCC its allocated share of an annual fee based on the combined assets of the ISI Funds that is calculated daily and paid monthly at the following annual rates: 0.20% of the first $75 million, 0.15% of the next $75 million, 0.10% of the next $75 million, 0.05% of the next $275 million, and 0.03% of the amount over $500 million.

Certain officers and directors of the Fund are also officers or directors of ISI or ICCC.

ICCC also provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly from the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

ISI Group, Inc. ('ISI Group'), which is affiliated with ISI, provides distribution services for the ISI Shares for which ISI Group is paid an annual fee that is calculated daily and paid monthly at an annual rate equal to 0.25% of the ISI Shares' average daily net assets. For the six months ended April 30, 2001, ISI Group's fees were $172,595 of which $28,781 was payable as of April 30, 2001.

ICC Distributors, Inc. ('ICC Distributors') provides distribution services for the Class A Shares for which ICC Distributors is paid an annual fee, pursuant to Rule 12b-1 that is calculated daily and paid monthly at an annual rate equal to 0.25% of the Class A Shares' average daily net assets. For the six months ended April 30, 2001, ICC Distributors' fees were $137,032, of which $22,683 was payable as of April 30, 2001.

--------------------------------------------------------------------------------

Total Return US Treasury Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 115 million shares of $.001 par value capital stock (44 million ISI Shares, 44 million Class A Shares, 5 million Class B Shares, 15 million Class C Shares, 500,000 Class D Shares and 6.5 million undesignated shares). Transactions in capital shares of the Fund were as follows:

                                                                 Class A Shares
               ----------------------------------------------------------------
                    For the Six Months Ended                 For the Year Ended
                            April 30, 2001 1                   October 31, 2000
               -----------------------------       ----------------------------
                   Shares             Amount           Shares            Amount
               ----------       ------------       ----------      ------------
Sold            2,378,822       $ 23,465,264        1,645,346      $ 15,515,048
Reinvested        222,915          2,189,224          477,259         4,486,358
Redeemed       (2,384,831)       (23,512,037)      (3,247,456)      (30,473,554)
               ----------       ------------       ----------      ------------
Net increase
  (decrease)      216,906       $  2,142,451       (1,124,851)     $(10,472,148)
               ==========       ============       ==========      ============

                                                                     ISI Shares
                 --------------------------------------------------------------
                    For the Six Months Ended                 For the Year Ended
                            April 30, 2001 1                   October 31, 2000
                 ---------------------------       ----------------------------
                   Shares             Amount           Shares            Amount
                 --------        -----------       ----------      ------------
Sold              791,195        $ 7,781,699        1,590,621      $ 14,908,307
Reinvested        290,320          2,851,010          648,505         6,096,028
Redeemed         (913,928)        (8,927,891)      (4,156,862)      (38,931,807)
                 --------        -----------       ----------      ------------
Net increase
  (decrease)      167,587        $ 1,704,818       (1,917,736)     $(17,927,472)
                 ========        ===========       ==========      ============

--------------------------------------------------------------------------------
1 Unaudited.

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
Excluding short-term obligations, purchases of investment securities aggregated $27,799,609 and sales of investment securities aggregated $27,975,000 for the six months ended April 30, 2001.

On April 30, 2001, aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,333,890.

NOTE 5--SUBSEQUENT EVENT
On May 7, 2001, Deutsche Asset Management changed the name of its 'Flag Investors' family of mutual funds to 'Deutsche Asset Management'. This change will not affect the name of the Fund, but will result in modifications to the presentation of the periodic report for certain of the Fund's classes of shares.

--------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                          DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                          PO BOX 219210
                          KANSAS CITY, MO 64121-9210
or call toll-free:        1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities ofDeutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche BancAlex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Total Return US Treasury Fund--Class A Shares                   CUSIP #055924864
                                                                BDTRSA (6/01)

Distributed by:
ICC Distributors, Inc.